UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03850

Exact name of registrant as specified in charter:	Delaware Group® Tax-Free Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2017

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual funds

Delaware Tax-Free USA Fund

Delaware Tax-Free USA Intermediate Fund

Delaware National High-Yield Municipal Bond Fund

February 28, 2017

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund at delawarefunds.com/literature.

Manage your investments online

●	24-hour access to your account information
●	Obtain share prices
●	Check your account balance and recent transactions
●	Request statements or literature
●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment, and funds management services.

Neither Delaware Investments nor its affiliates referred to in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of Macquarie Group Limited and an affiliate of Delaware Investments. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by U.S. laws and regulations.

Unless otherwise noted, views expressed herein are current as of Feb. 28, 2017, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2017 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from September 1, 2016 to February 28, 2017 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Sept. 1, 2016 to Feb. 28, 2017.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses
For the six-month period from September 1, 2016 to February 28, 2017 (Unaudited)

Delaware Tax-Free USA Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/16	Ending Account Value 2/28/17	Annualized Expense Ratio	Expenses Paid During Period 9/1/16 to 2/28/17*

Actual Fund return†
Class A	$1,000.00	$969.00	0.81%	$3.95
Class C	1,000.00	966.20	1.56%	7.61
Institutional Class	1,000.00	970.50	0.56%	2.74

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.78	0.81%	$4.06
Class C	1,000.00	1,017.06	1.56%	7.80
Institutional Class	1,000.00	1,022.02	0.56%	2.81

Delaware Tax-Free USA Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/16	Ending Account Value 2/28/17	Annualized Expense Ratio	Expenses Paid During Period 9/1/16 to 2/28/17*

Actual Fund return†
Class A	$1,000.00	$969.50	0.75%	$3.66
Class C	1,000.00	965.40	1.60%	7.80
Institutional Class	1,000.00	969.90	0.60%	2.93

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.08	0.75%	$3.76
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class	1,000.00	1,021.82	0.60%	3.01

2

Delaware National High-Yield Municipal Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/16	Ending Account Value 2/28/17	Annualized Expense Ratio	Expenses Paid During Period 9/1/16 to 2/28/17*

Actual Fund return†
Class A	$1,000.00	$961.60	0.85%	$4.13
Class C	1,000.00	957.30	1.60%	7.76
Institutional Class	1,000.00	962.40	0.60%	2.92

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.58	0.85%	$4.26
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class	1,000.00	1,021.82	0.60%	3.01

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

3

Security type / sector / state / territory allocations
Delaware Tax-Free USA Fund	As of February 28, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.06%
Corporate Revenue Bonds	12.82%
Education Revenue Bonds	5.80%
Electric Revenue Bonds	2.73%
Healthcare Revenue Bonds	14.05%
Housing Revenue Bonds	0.99%
Lease Revenue Bonds	3.79%
Local General Obligation Bonds	6.83%
Pre-Refunded/Escrowed to Maturity Bonds	19.50%
Special Tax Revenue Bonds	10.07%
State General Obligation Bonds	5.30%
Transportation Revenue Bonds	14.29%
Water & Sewer Revenue Bonds	2.89%
Short-Term Investment	0.04%
Total Value of Securities	99.10%
Receivables and Other Assets Net of Liabilities	0.90%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free USA Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Alabama	1.00%
Alaska	0.69%
Arizona	3.04%
California	13.34%
Colorado	1.37%
Connecticut	1.17%
Florida	0.59%
Georgia	2.37%
Illinois	5.70%
Indiana	0.86%
Kansas	1.53%
Louisiana	0.64%
Maryland	2.90%
Massachusetts	5.22%
Michigan	1.34%
Minnesota	1.55%
Missouri	2.91%
New Jersey	7.01%
New York	16.97%

4

State / territory	Percentage of net assets
North Carolina	2.26%
Ohio	4.25%
Oklahoma	3.55%
Oregon	0.35%
Pennsylvania	1.65%
Tennessee	1.09%
Texas	11.01%
U.S. Virgin Islands	0.13%
Utah	1.07%
Virginia	1.22%
Washington	1.18%
West Virginia	0.53%
Wisconsin	0.61%
Total Value of Securities	99.10%

5

Security type / sector / state / territory allocations
Delaware Tax-Free USA Intermediate Fund	As of February 28, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.02%
Corporate Revenue Bonds	11.90%
Education Revenue Bonds	6.70%
Electric Revenue Bonds	3.72%
Healthcare Revenue Bonds	9.82%
Lease Revenue Bonds	4.88%
Local General Obligation Bonds	8.27%
Pre-Refunded/Escrowed to Maturity Bonds	6.72%
Special Tax Revenue Bonds	12.64%
State General Obligation Bonds	12.92%
Transportation Revenue Bonds	14.71%
Water & Sewer Revenue Bonds	6.74%
Short-Term Investments	0.24%
Total Value of Securities	99.26%
Receivables and Other Assets Net of Liabilities	0.74%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free USA Intermediate Fund held bonds issued by or on behalf of territories and the states of the U.S. as follows:

State / territory	Percentage of net assets
Alabama	0.96%
Arizona	6.65%
California	15.85%
Colorado	0.24%
Connecticut	1.29%
Florida	1.26%
Georgia	1.57%
Guam	0.56%
Idaho	0.56%
Illinois	5.38%
Kansas	1.12%
Louisiana	3.12%
Maryland	2.99%
Massachusetts	2.57%
Michigan	1.13%
Minnesota	3.74%
Missouri	1.19%
New Jersey	4.88%
New York	17.31%
Oklahoma	0.18%

6

State / territory	Percentage of net assets
Oregon	1.93%
Pennsylvania	5.69%
Tennessee	0.80%
Texas	12.22%
Utah	0.43%
Virginia	2.94%
Washington	1.54%
Wisconsin	1.16%
Total Value of Securities	99.26%

7

Security type / sector / state / territory allocations
Delaware National High-Yield Municipal Bond Fund	As of February 28, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	96.34%
Corporate Revenue Bonds	17.42%
Education Revenue Bonds	15.09%
Electric Revenue Bonds	0.57%
Healthcare Revenue Bonds	27.46%
Housing Revenue Bonds	0.78%
Lease Revenue Bonds	5.15%
Local General Obligation Bonds	3.68%
Pre-Refunded/Escrowed to Maturity Bonds	6.79%
Resource Recovery Revenue Bonds	0.59%
Special Tax Revenue Bonds	5.99%
State General Obligation Bonds	1.21%
Transportation Revenue Bonds	8.17%
Water & Sewer Revenue Bonds	3.44%
Short-Term Investments	3.67%
Total Value of Securities	100.01%
Liabilities Net of Receivables and Other Assets	(0.01%)
Total Net Assets	100.00%

* As of the date of this report, Delaware National High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the U.S. as follows:

State / territory	Percentage of net assets
Alabama	3.43%
Alaska	0.18%
Arizona	4.58%
California	15.15%
Colorado	3.16%
Connecticut	0.21%
Delaware	0.61%
District of Columbia	0.94%
Florida	4.08%
Georgia	1.16%
Guam	0.03%
Hawaii	1.74%
Idaho	0.67%
Illinois	6.20%
Indiana	1.07%
Iowa	0.22%
Kansas	0.62%
Kentucky	1.36%

8

State / territory	Percentage of net assets
Louisiana	1.63%
Maine	0.16%
Maryland	1.75%
Massachusetts	0.43%
Michigan	0.97%
Minnesota	4.37%
Mississippi	0.36%
Missouri	1.62%
Nevada	0.54%
New Hampshire	0.13%
New Jersey	5.29%
New York	9.04%
North Carolina	0.75%
Ohio	4.96%
Oklahoma	0.94%
Oregon	0.49%
Pennsylvania	4.51%
Puerto Rico	0.50%
South Carolina	0.46%
Texas	8.82%
Utah	0.18%
Vermont	0.10%
Virginia	2.20%
Washington	1.30%
West Virginia	0.87%
Wisconsin	2.14%
Wyoming	0.09%
Total Value of Securities	100.01%

9

Schedules of investments
Delaware Tax-Free USA Fund	February 28, 2017 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 99.06%

Corporate Revenue Bonds – 12.82%
Buckeye, Ohio Tobacco Settlement Financing Authority (Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	14,145,000	$13,702,544
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Senior Notes) Series A-1 5.75% 6/1/47	8,025,000	8,065,927
(Capital Appreciation-Asset-Backed) Series B 1.548% 6/1/47 ^	18,135,000	2,465,272
Harris County, Texas Industrial Development Corporation Solid Waste Disposal Revenue (Deer Park Refining Project) 5.00% 2/1/23	2,955,000	3,201,743
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28	6,000,000	6,826,140
6.25% 6/1/24	6,810,000	6,812,179
Louisiana Public Facilities Authority (LA Pellets Inc. Project) 144A 7.75% 7/1/39 (AMT)#‡	1,500,000	597,075
Lower Alabama Gas District Series A 5.00% 9/1/34	4,400,000	5,021,984
M-S-R Energy Authority, California Gas Revenue Series A 6.125% 11/1/29	1,915,000	2,405,757
New Jersey Economic Development Authority Special Facilities Revenue (Continental Airlines, Inc. Project) Series B 5.625% 11/15/30 (AMT)	1,365,000	1,487,591
New York Liberty Development Corporation Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	685,000	820,616
(Second Priority - Bank of America Tower) Class 3 6.375% 7/15/49	1,000,000	1,089,970
New York Transportation Development Corporation Special Facility Revenue (American Airlines Inc. John F. Kennedy International Airport Project) 5.00% 8/1/31 (AMT)	2,000,000	2,086,080
Salt Verde, Arizona Financial Senior Gas Revenue 5.00% 12/1/37	1,600,000	1,826,560
Shoals, Indiana (National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,940,000	2,215,073
Tobacco Settlement Financing Corporation, New Jersey Revenue Series 1A 5.00% 6/1/41	3,920,000	3,797,108
Valparaiso, Indiana (Pratt Paper, LLC Project) 7.00% 1/1/44 (AMT)	1,780,000	2,126,726

		64,548,345

10

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds – 5.80%
Bowling Green, Ohio Student Housing Revenue CFP I (State University Project) 6.00% 6/1/45	5,295,000	$5,613,812
California Educational Facilities Authority Revenue (Loma Linda University) Series A 5.00% 4/1/47	1,000,000	1,103,050
California State University (Systemwide) Series A 5.00% 11/1/42	700,000	807,072
Connecticut State Health & Educational Facilities Authority Revenue (Yale University) Series A-1 5.00% 7/1/25	3,000,000	3,167,790
Gainesville, Georgia Redevelopment Authority Educational Facilities Revenue (Riverside Military Academy Project) 5.125% 3/1/37	2,400,000	2,288,808
Marietta, Georgia Development Authority Revenue (Life University Income Project) 7.00% 6/15/39	3,300,000	3,388,242
Massachusetts Development Finance Agency (Berklee College of Music) 5.00% 10/1/46	3,150,000	3,548,475
New Jersey Economic Development Authority Revenue (Provident Group - Montclair) 5.875% 6/1/42	4,225,000	4,567,056
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue (University Properties Inc. - East Stroudsburg University of Pennsylvania) 5.00% 7/1/31	3,000,000	3,143,640
Provo, Utah Charter School Revenue (Freedom Academy Foundation Project) 5.50% 6/15/37	1,560,000	1,561,357

		29,189,302

Electric Revenue Bonds – 2.73%
City Public Service Board of San Antonio, Texas 5.25% 2/1/24	7,000,000	8,459,570
Salt River, Arizona Project Agricultural Improvement & Power District Electric Systems Revenue Series A 5.00% 12/1/35	4,610,000	5,290,713

		13,750,283

Healthcare Revenue Bonds – 14.05%
Alachua County, Florida Health Facilities Authority (Oak Hammock University) Series A 8.00% 10/1/42	1,000,000	1,186,870
Apple Valley, Minnesota
(Senior Living, LLC Project Fourth Tier) Series D 7.25% 1/1/52	2,500,000	2,469,925
(Senior Living, LLC Project Second Tier) Series B 5.00% 1/1/47	2,500,000	2,523,375
California Health Facilities Financing Authority Revenue
(Providence St. Joseph Health) Series A 4.00% 10/1/47	2,035,000	2,027,816
(Sutter Health) Series B 5.00% 11/15/46	5,000,000	5,573,600

11

Schedules of investments
Delaware Tax-Free USA Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
California Municipal Finance Authority Revenue (Community Medical Centers) Series A 5.00% 2/1/42	2,550,000	$2,792,123
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,040,000	2,315,359
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	1,875,000	2,059,819
Fairfax County, Virginia Industrial Development Authority (Inova Health) 5.50% 5/15/35	1,635,000	1,764,933
Maricopa County, Arizona Industrial Development Authority Health Facilities Revenue (Catholic Healthcare West) Series A 6.00% 7/1/39	3,690,000	3,994,093
Maricopa County, Arizona Industrial Development Authority Senior Living Facility Revenue Bonds (Christian Care Surprise, Inc. Project) 144A 6.00% 1/1/48 #	1,195,000	1,107,837
Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated) Series A 5.50% 1/1/46	2,000,000	2,206,020
Massachusetts Development Finance Agency (Dana-Farber Cancer Institute) Series N 5.00% 12/1/46	1,000,000	1,105,610
Metropolitan Government Nashville & Davidson County, Tennessee Health & Educational Facilities Building (Vanderbilt University Medical Center) 5.00% 7/1/46	5,000,000	5,484,350
Michigan Finance Authority
(Trinity Health) Series 2016 5.00% 12/1/33	4,655,000	5,226,355
Henry Ford Health System 5.00% 11/15/41	1,405,000	1,527,713
Moon, Pennsylvania Industrial Development Authority (Baptist Homes Society Obligation) 6.125% 7/1/50	2,250,000	2,310,323
New Hope, Texas Cultural Education Facilities
(Cardinal Bay - Village on the Park)
Series A1 4.00% 7/1/36	310,000	310,707
Series A1 5.00% 7/1/46	770,000	837,629
Series B 4.25% 7/1/36	465,000	459,536
Series B 5.00% 7/1/46	770,000	803,233
New York State Dormitory Authority
(Orange Regional Medical Center)
144A 5.00% 12/1/34 #	400,000	431,268
144A 5.00% 12/1/35 #	1,200,000	1,289,628
144A 5.00% 12/1/37 #	800,000	855,600
North Carolina Medical Care Commission Health Care Facilities Revenue
(First Mortgage - Galloway Ridge Project) Series A 5.875% 1/1/31	1,555,000	1,615,225

12

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Ohio State Higher Educational Facility Community Revenue (Cleveland Clinic Health System Obligation Group) Series A 5.25% 1/1/33	2,000,000	$2,061,260
Orange County, New York Funding Corporation Assisted Living Residence Revenue 6.50% 1/1/46	3,000,000	2,906,760
Oregon Health & Science University Revenue (Capital Appreciation Insured) Series A 5.757% 7/1/21 (NATL-RE)^	2,000,000	1,762,340
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project) 7.25% 6/1/34	120,000	141,083
Series A 7.50% 6/1/49	610,000	723,399
Payne County, Oklahoma Economic Development Authority (Epworth Living at the Ranch) Series A 6.875% 11/1/46	1,500,000	1,489,665
Public Finance Authority, Wisconsin (Bancroft NeuroHealth Project) Series A 144A 5.00% 6/1/36 #	540,000	500,866
Rochester, Minnesota (The Homestead at Rochester) Series A 6.875% 12/1/48	2,350,000	2,595,340
Southwestern Illinois Development Authority Revenue (Memorial Group Inc.) 7.125% 11/1/43	2,000,000	2,555,420
Tempe, Arizona Industrial Development Authority Revenue (Friendship Village) Series A 6.25% 12/1/46	1,000,000	1,057,460
West Virginia Hospital Finance Authority Revenue (Highland Hospital Obligation Group) 9.125% 10/1/41 ‡	2,900,000	2,681,630

		70,754,170

Housing Revenue Bonds – 0.99%
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Projects) Series A 6.40% 8/15/45	4,555,000	4,960,987

		4,960,987

Lease Revenue Bonds – 3.79%
New Jersey Economic Development Authority (School Facilities Construction) Series GG 5.75% 9/1/23	100,000	108,545
New Jersey Transportation Trust Fund Authority
Series B 5.00% 6/15/21	3,235,000	3,465,170
Series B 5.50% 6/15/31	5,000,000	5,255,000
(Transportation Program) Series AA 5.00% 6/15/24	5,000,000	5,286,500

13

Schedules of investments
Delaware Tax-Free USA Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
Public Finance Authority, Wisconsin Airport Facilities Revenue (AFCO Investors II Portfolio) 5.75% 10/1/31 (AMT)	2,245,000	$2,226,277
St. Louis, Missouri Industrial Development Authority Leasehold Revenue (Convention Center Hotel) 5.80% 7/15/20 (AMBAC)^	3,035,000	2,746,645

		19,088,137

Local General Obligation Bonds – 6.83%
Chicago, Illinois
Series A 5.25% 1/1/29	2,020,000	2,022,141
Series A 6.00% 1/1/38	595,000	614,129
Georgetown, Texas Independent School District (School Building)
5.00% 8/15/24 (PSF)	1,430,000	1,589,574
5.00% 8/15/26 (PSF)	1,000,000	1,109,800
Los Angeles, California Community College District Series C 5.00% 8/1/25	2,500,000	3,055,350
Mecklenburg, North Carolina Series A 5.00% 9/1/25	8,000,000	9,787,280
Montgomery, Maryland Series A 5.00% 11/1/28	5,755,000	6,917,798
New York City, New York
Series I-1 5.375% 4/1/36	1,835,000	1,984,241
Subseries D-1 5.00% 10/1/36	6,500,000	7,318,610

		34,398,923

Pre-Refunded/Escrowed to Maturity Bonds – 19.50%
Atlanta, Georgia Water & Wastewater Revenue Series A 6.25% 11/1/39-19§	5,500,000	6,246,570
Brooklyn Arena Local Development, New York Pilot Revenue (Barclays Center Project) 6.50% 7/15/30-20§	8,230,000	9,477,833
Butler County, Pennsylvania Hospital Authority Revenue (Butler Health System Project) 7.125% 7/1/29-19§	2,500,000	2,837,850
California Statewide Communities Development Authority School Facility Revenue (Aspire Public Schools) 6.125% 7/1/46-19§	5,145,000	5,620,912
Central Texas Regional Mobility Authority Revenue Senior Lien 6.00% 1/1/41-21§	5,160,000	6,050,977
Illinois Finance Authority Revenue (Silver Cross & Medical Centers) 7.00% 8/15/44-19§	3,000,000	3,426,930

14

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
Koyukuk, Alaska Revenue (Tanana Chiefs Conference Health Care Facility Project) 7.75% 10/1/41-19§	3,000,000	$3,496,950
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project) 6.50% 5/15/37-21§	2,190,000	2,645,980
Massachusetts Development Finance Agency
(Harvard University)
Series A 5.50% 11/15/36-18§	1,160,000	1,251,570
Series B-2 5.25% 2/1/34-21§	5,000,000	5,751,200
(Unrefunded - Harvard University) Series A 5.50% 11/15/36-18§	3,355,000	3,619,844
Massachusetts State Health & Educational Facilities Authority Revenue (Harvard University) Series A 5.00% 12/15/29-19§	5,000,000	5,536,500
Missouri State Health & Educational Facilities Authority Revenue (Washington University) Series A 5.375% 3/15/39-18§	5,000,000	5,237,850
New Jersey Economic Development Authority (School Facilities Construction) Series G 5.75% 9/1/23-21§	900,000	1,051,722
New Jersey Educational Facilities Authority Revenue (University of Medicine & Dentistry) Series B 7.50% 12/1/32-19§	1,435,000	1,639,717
New York City, New York Water & Sewer System (Fiscal 2009) Series A 5.75% 6/15/40-18§	910,000	968,413
New York State Dormitory Authority Revenue Non State Supported Debt
(Orange Regional Medical Center)
6.25% 12/1/37-18§	2,250,000	2,457,337
6.50% 12/1/21-18§	2,745,000	2,967,674
North Texas Tollway Authority Revenue (First Tier) 6.00% 1/1/24-18§	2,930,000	3,059,301
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22	13,535,000	16,382,899
San Francisco, California City & County Public Utilities Commission Water Revenue Series F 5.00% 11/1/27-20§	5,000,000	5,684,150
San Juan, Texas Higher Education Finance Authority Education Revenue (Idea Public Schools) Series A 6.70% 8/15/40-20§	1,500,000	1,775,280
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18	635,000	676,364

15

Schedules of investments
Delaware Tax-Free USA Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
Wisconsin Housing & Economic Developing Authority Revenue 6.10% 6/1/21-17 (FHA)§	340,000	$353,750

		98,217,573

Special Tax Revenue Bonds – 10.07%
Kansas State Department of Transportation 5.00% 9/1/27	5,300,000	6,369,805
Massachusetts School Building Authority Series C 5.00% 8/15/31	2,500,000	2,907,800
Mosaic, Virginia District Community Development Authority Revenue Series A 6.875% 3/1/36	3,980,000	4,394,199
New Jersey Economic Development Authority Revenue 5.00% 6/15/28	2,695,000	2,851,822
New York City, New York Industrial Development Agency (Yankee Stadium) 7.00% 3/1/49 (AGC)	1,000,000	1,112,230
New York City, New York Transitional Finance Authority Future Tax Secured Fiscal 2011
5.00% 5/1/40	2,500,000	2,844,575
Series A-1 5.00% 11/1/42	10,000,000	11,311,100
Series C 5.25% 11/1/25	6,000,000	6,832,980
Series D 5.00% 2/1/26	3,000,000	3,400,350
New York State Dormitory Authority (Education) Series B 5.25% 3/15/38	6,000,000	6,465,060
Tampa, Florida Sports Authority Revenue Sales Tax (Tampa Bay Arena Project) 5.75% 10/1/20 (NATL-RE)	825,000	892,724
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue (Sales Tax - Vacation Village Project A) Series A 5.75% 9/1/32	1,365,000	1,341,658

		50,724,303

State General Obligation Bonds – 5.30%
California State
5.25% 11/1/40	3,795,000	4,260,837
Various Purposes
5.00% 8/1/27	2,500,000	2,998,450
5.00% 11/1/43	3,000,000	3,389,430
6.00% 4/1/38	4,060,000	4,480,494
6.50% 4/1/33	2,570,000	2,862,723
Connecticut State Series B 5.00% 6/15/35	2,475,000	2,742,102

16

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

State General Obligation Bonds (continued)
Washington State Series C 5.00% 2/1/28	5,000,000	$5,939,250

		26,673,286

Transportation Revenue Bonds – 14.29%
Chicago, Illinois O’Hare International Airport
Series B 5.00% 1/1/33	2,345,000	2,606,374
Series D 5.25% 1/1/42	2,000,000	2,287,400
Dallas, Texas Love Field
5.00% 11/1/35 (AMT)	1,000,000	1,121,290
5.00% 11/1/36 (AMT)	1,000,000	1,117,810
Maryland Economic Development Corporation Revenue (Transportation Facilities Project) Series A 5.75% 6/1/35	5,075,000	5,457,452
New Jersey Turnpike Authority Series A 5.00% 1/1/28	5,000,000	5,775,450
North Texas Tollway Authority Revenue
Series A 5.00% 1/1/34	5,000,000	5,601,200
(Unrefunded - First Tier) Series A 6.00% 1/1/24	415,000	430,160
Phoenix, Arizona Civic Improvement Corporation Airport Revenue Junior Lien Series A 5.00% 7/1/26	1,800,000	2,008,314
Port Authority of New York & New Jersey Special Project (193rd Series) 5.00% 10/15/28 (AMT)	4,000,000	4,641,360
(JFK International Air Terminal)
6.00% 12/1/42	4,735,000	5,330,284
6.50% 12/1/28	5,500,000	5,608,240
Salt Lake City, Utah Airport Revenue Series B 5.00% 7/1/42	3,350,000	3,807,643
St. Louis, Missouri Airport Revenue (Lambert-St. Louis International) Series A-1 6.625% 7/1/34	5,995,000	6,669,917
Texas Private Activity Bond Surface Transportation Corporate Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	5,715,000	6,533,845
7.50% 6/30/33	1,560,000	1,807,962
(NTE Mobility Partners)
6.75% 6/30/43 (AMT)	2,490,000	2,870,497
6.875% 12/31/39	5,500,000	6,223,305
7.00% 12/31/38 (AMT)	1,830,000	2,084,425

		71,982,928

17

Schedules of investments
Delaware Tax-Free USA Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds – 2.89%
Chicago, Illinois Waterworks Revenue (2nd Lien) 5.00% 11/1/28	1,400,000	$1,551,998
Dominion, Colorado Water & Sanitation District 5.75% 12/1/36	2,500,000	2,499,150
Massachusetts Water Resources Authority (Green Bond) Series C 4.00% 8/1/36	2,470,000	2,586,559
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue (Fiscal 2009) Series A 5.75% 6/15/40	3,090,000	3,275,524
Southern California Water Replenishment District
5.00% 8/1/33	2,000,000	2,321,640
5.00% 8/1/34	2,000,000	2,311,900

		14,546,771

Total Municipal Bonds (cost $465,294,276)		498,835,008

Short-Term Investment – 0.04%

Variable Rate Demand Note – 0.04%¤
Minneapolis-St. Paul, Minnesota Housing & Redevelopment Authority Health Care Revenue (Allina Health System) Series B-2 0.50% 11/15/35 (LOC - JPMorgan Chase Bank N.A.)	200,000	200,000

Total Short-Term Investment (cost $200,000)		200,000

Total Value of Securities – 99.10% (cost $465,494,276)		$499,035,008

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2017, the aggregate value of Rule 144A securities was $4,782,274, which represents 0.95% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2017.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

‡	Non-income-producing security. Security is currently in default.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

18

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

FHA – Federal Housing Administration

LOC – Letter of Credit

N.A. – National Association

NATL-RE – Insured by National Public Finance Guarantee Corporation

PSF – Guaranteed by Permanent School Fund

See accompanying notes, which are an integral part of the financial statements.

19

Schedules of investments
Delaware Tax-Free USA Intermediate Fund	February 28, 2017 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 99.02%

Corporate Revenue Bonds – 11.90%
Chesterfield County, Virginia Economic Development Authority Pollution Control Revenue (Virginia Electric & Power) Series A 5.00% 5/1/23	1,460,000	$1,577,983
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Senior Notes) Series A-1 4.50% 6/1/27	1,865,000	1,879,193
(Asset-Backed Senior Notes) Series A-1 5.00% 6/1/33	700,000	700,014
(Capital Appreciation Asset-Backed) Series A 1.548% 6/1/47 ^	11,340,000	1,541,560
Harris County, Texas Industrial Development Corporation Solid Waste Disposal Revenue (Deer Park Refining Project) 5.00% 2/1/23	2,750,000	2,979,625
Houston, Texas Airport System Revenue (United Airlines Inc.) 5.00% 7/1/29 (AMT)	3,010,000	3,171,486
Illinois Railsplitter Tobacco Settlement Authority
5.25% 6/1/20	7,160,000	7,981,825
6.25% 6/1/24	7,500,000	7,502,400
Louisiana Public Facilities Authority (LA Pellets Inc. Project) 144A 7.00% 7/1/24 (AMT)#‡	1,905,000	758,666
Lower Alabama Gas District Series A 5.00% 9/1/34	4,850,000	5,535,596
Maricopa County, Arizona Corporation Pollution Control Revenue (Public Service - Palo Verde Project) Series B 5.20% 6/1/43 ●	6,000,000	6,552,900
Maryland Economic Development Corporation Pollution Control Revenue (Potomac Electric Project) 6.20% 9/1/22	1,780,000	1,952,250
New Jersey Economic Development Authority Special Facilities Revenue (Continental Airlines, Inc. Project) Series B 5.625% 11/15/30 (AMT)	1,890,000	2,059,741
New York Transportation Development Special Facilities Revenue (American Airlines Inc. John F. Kennedy International Airport Project) 5.00% 8/1/21 (AMT)	610,000	650,364
Salt Verde, Arizona Financial Corporation Senior Gas Revenue 5.25% 12/1/24	3,050,000	3,510,306
Texas Municipal Gas Acquisition & Supply Corp. I (Senior Lien) Series D 6.25% 12/15/26	2,000,000	2,372,360

20

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
Tobacco Settlement Financing Corporation, New Jersey Revenue
Series 1A 4.75% 6/1/34	2,390,000	$2,290,337
Series 1A 5.00% 6/1/29	4,050,000	4,047,124
Series 1A 5.00% 6/1/41	6,400,000	6,199,360
TSASC, New York
Series A 5.00% 6/1/30	475,000	536,422
Series A 5.00% 6/1/31	475,000	531,677
Tulsa, Oklahoma Airports Improvement Trust (American Airlines) 5.00% 6/1/35 (AMT)●	975,000	1,025,076
Wisconsin Public Finance Authority Exempt Facilities Revenue (National Gypsum) 5.25% 4/1/30 (AMT)	2,905,000	3,067,070

		68,423,335

Education Revenue Bonds – 6.70%
Bucks County, Pennsylvania Industrial Development Authority Revenue (School Lane Charter School) 5.125% 3/15/36	2,000,000	2,064,980
California State University (Systemwide) Series A 5.00% 11/1/31	2,000,000	2,378,380
California Statewide Communities Development Authority Revenue (California Baptist University) Series A 6.125% 11/1/33	2,215,000	2,412,401
Clifton, Texas Higher Education Finance Corporation Revenue (Uplift Education) Series A 6.00% 12/1/30	1,100,000	1,207,085
Connecticut State Health & Educational Facilities Authority Revenue (Yale University) Series A-1 5.00% 7/1/25	5,000,000	5,279,650
Marietta, Georgia Development Authority Revenue (Life University Income Project) 6.25% 6/15/20	605,000	622,309
Massachusetts Development Finance Agency Revenue (Umass Boston Student Housing Project) 5.00% 10/1/25	2,690,000	3,019,821
Massachusetts State Health & Educational Facilities Authority Revenue (Massachusetts Institute of Technology) Series M 5.25% 7/1/20	3,000,000	3,403,110
Miami-Dade County, Florida Educational Facilities Authority
(University of Miami)
Series A 5.00% 4/1/30	520,000	582,904
Series A 5.00% 4/1/31	1,090,000	1,216,516

21

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
New York City, New York Trust for Cultural Resources (Whitney Museum of American Art) 5.00% 7/1/21	3,025,000	$3,398,315
New York State Dormitory Authority Revenue
(Non State Supported Debt - Rockefeller University) Series A 5.00% 7/1/27	1,055,000	1,148,568
(Touro College & University System) Series A 5.25% 1/1/34	1,335,000	1,423,390
Pennsylvania State Higher Educational Facilities Authority Revenue (Drexel University) Series A 5.25% 5/1/25	5,290,000	5,965,533
University of Texas Permanent University Fund Series B 5.00% 7/1/27	3,715,000	4,417,990

		38,540,952

Electric Revenue Bonds – 3.72%
California State Department Water Resources Power Supply Revenue
Series L 5.00% 5/1/19	6,000,000	6,524,520
Series N 5.00% 5/1/21	3,580,000	4,123,373
Long Island, New York Power Authority Series B 5.00% 9/1/31	3,165,000	3,628,862
New York State Utility Debt Securitization Authority (Restructuring Bonds) 5.00% 12/15/33	2,190,000	2,561,424
Salt River, Arizona Project Agricultural Improvement & Power District Electric Systems Revenue Series A 5.00% 12/1/35	4,000,000	4,590,640

		21,428,819

Healthcare Revenue Bonds – 9.82%
Arizona Health Facilities Authority (Scottsdale Lincoln Hospital Project) 5.00% 12/1/30	5,800,000	6,563,744
Berks County, Pennsylvania Hospital Authority Revenue (Reading Hospital & Medical Center Project) Series A-3 5.25% 11/1/24	4,405,000	4,824,664
California Health Facilities Financing Authority Revenue (Sutter Health) Series B 4.00% 11/15/41	1,650,000	1,665,823
California Statewide Communities Development Authority
(Kaiser Permanente) Series A 5.00% 4/1/19	5,325,000	5,760,745
(Loma Linda University Medical Center) Series A 144A 5.00% 12/1/41 #	1,685,000	1,761,095
Capital Trust Agency, Florida (Tuscan Gardens Senior Living Center) 7.00% 4/1/35	1,630,000	1,662,567
Dauphin County, Pennsylvania General Authority (Pinnacle Health System Project) Series A 6.00% 6/1/29	1,780,000	1,955,953

22

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Illinois Finance Authority Revenue (Rush University Medical Center) Series A 5.00% 11/15/32	2,900,000	$3,199,338
Lancaster County, Pennsylvania Hospital Authority (University of Pennsylvania Health System Obligation) Series A 5.00% 8/15/33	2,430,000	2,744,442
Maricopa County, Arizona Industrial Development Authority Revenue
(Banner Health Obligation Group) Series A 5.00% 1/1/32	3,000,000	3,463,650
(Christian Care Surprise, Inc. Project) 144A 5.75% 1/1/36 #	1,500,000	1,400,835
Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated) Series A 5.50% 1/1/36	2,000,000	2,228,200
Missouri Health & Educational Facilities Authority (Saint Luke’s Health System) 4.00% 11/15/33	935,000	956,692
Moon, Pennsylvania Industrial Development Authority (Baptist Homes Society Obligation) 5.625% 7/1/30	2,440,000	2,507,198
New York State Dormitory Authority Revenue
(North Shore Long Island Jewish Health System)
Series A 5.00% 5/1/23	4,000,000	4,490,280
(Orange Regional Medical Center)
144A 5.00% 12/1/31 #	1,000,000	1,090,440
144A 5.00% 12/1/32 #	1,100,000	1,192,708
144A 5.00% 12/1/33 #	1,000,000	1,079,040
Public Finance Authority, Wisconsin (Bancroft Neurohealth Project) Series A 144A 4.625% 6/1/36 #	1,460,000	1,285,209
Rochester, Minnesota Health Care Facilities Revenue (Mayo Clinic) Series C 4.50% 11/15/38 ●	2,540,000	2,867,584
Southwestern Illinois Development Authority (Memorial Group) 7.125% 11/1/30	2,190,000	2,842,401
Washington State Housing Finance Commission
(Heron’s Key)
Series A 144A 6.50% 7/1/30 #	455,000	455,673
Series A 144A 6.75% 7/1/35 #	465,000	465,823

		56,464,104

Lease Revenue Bonds – 4.88%
California Statewide Communities Development Authority Revenue (Lancer Plaza Project) 5.125% 11/1/23	590,000	616,037

23

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
Golden State, California Tobacco Securitization Corporate Settlement Revenue (Asset-Backed Enhanced) Series A 5.00% 6/1/35	3,000,000	$3,342,930
Idaho Building Authority Revenue (Health & Welfare Project) Series A 5.00% 9/1/24	2,800,000	3,218,992
Los Angeles County, California (Disney Concert Hall Parking) 5.00% 3/1/23	2,395,000	2,803,659
Michigan State Grant Anticipation Refunding Bonds Series 2016 5.00% 3/15/27	2,000,000	2,384,540
Minnesota State General Fund Revenue Series A 5.00% 6/1/27	3,265,000	3,783,221
New Jersey Economic Development Authority Revenue
5.00% 6/15/22	1,750,000	1,916,513
5.00% 6/15/23	1,250,000	1,357,000
New Jersey State Transportation Trust Fund Authority Series B 5.50% 6/15/31	5,000,000	5,255,000
New York Liberty Development Revenue (World Trade Center Project) Class 2-3 144A 5.15% 11/15/34 #	1,000,000	1,073,290
Public Finance Authority, Wisconsin Airport Facilities Revenue (AFCO Investors II Portfolio) 5.00% 10/1/23 (AMT)	2,350,000	2,318,157

		28,069,339

Local General Obligation Bonds – 8.27%
Chesterfield County, Virginia Series B 5.00% 1/1/22	4,070,000	4,738,986
Chicago, Illinois
Series A 5.25% 1/1/29	640,000	640,678
Series C 5.00% 1/1/26	1,280,000	1,277,197
Conroe, Texas Independent School District 5.00% 2/15/25 (PSF)	3,070,000	3,386,701
Dallas, Texas Independent School District (Multi-Modal School Building) Series B6 5.00% 2/15/36 (PSF)●	6,705,000	7,672,800
Fort Worth, Texas Independent School District (School Building) 5.00% 2/15/27 (PSF)	2,000,000	2,340,560
New York City, New York
Series A-1 5.00% 8/1/19	3,500,000	3,561,460
Series E 5.00% 8/1/23	3,685,000	4,354,896
Subseries D-1 5.00% 10/1/30	4,000,000	4,518,720
San Francisco, California Bay Area Rapid Transit District (Election 2004) Series D 5.00% 8/1/31	4,000,000	4,728,720

24

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
School District of Philadelphia, Pennsylvania Series F 5.00% 9/1/28	3,215,000	$3,582,442
Washington County, Maryland Suburban Sanitary Commission (Consolidated Public Improvement) Second Series 5.00% 6/1/22	5,750,000	6,756,193

		47,559,353

Pre-Refunded/Escrowed to Maturity Bonds – 6.72%
Atlanta, Georgia Water & Wastewater Revenue Series A 6.00% 11/1/25-19§	2,925,000	3,302,793
Brooklyn Arena Local Development, New York Pilot Revenue (Barclays Center Project) 6.50% 7/15/30-20§	5,500,000	6,333,910
Butler County, Pennsylvania Hospital Authority Revenue (Butler Health System Project) 7.125% 7/1/29-19§	2,250,000	2,554,065
California State Department of Water Resources (Water System) Series AS 5.00% 12/1/29-24§	15,000	18,241
California State Economic Recovery
Series A 5.25% 7/1/21-19§	1,740,000	1,912,834
(Unrefunded) Series A 5.25% 7/1/21-19§	1,000,000	1,099,330
Conroe, Texas Independent School District 5.00% 2/15/25-20 (PSF)§	795,000	883,817
Dauphin County, Pennsylvania General Authority (Pinnacle Health System Project) Series A 6.00% 6/1/29-19§	1,620,000	1,798,589
Guam Government Limited Obligation Revenue
(Section 30)
Series A 5.375% 12/1/24-19§	1,750,000	1,947,015
Series A 5.625% 12/1/29-19§	1,125,000	1,259,258
Louisiana State Citizens Property Insurance Corporation Assessment Revenue Series C-2 6.75% 6/1/26-18 (AGC)§	2,000,000	2,148,400
Massachusetts Development Finance Agency Revenue (Harvard University) Series B-1 5.25% 10/15/29-20§	1,670,000	1,907,858
Metropolitan New York Transportation Authority Revenue
Series 2008C 6.50% 11/15/28-18§	2,135,000	2,339,789
Series C 6.50% 11/15/28-18§	180,000	197,266
Minneapolis, Minnesota Health Care System Revenue (Fairview Health Services) Series A 6.375% 11/15/23-18§	3,710,000	4,052,285
New Jersey Economic Development Authority Revenue (School Facilities Construction) Series AA 5.50% 12/15/29-19§	3,100,000	3,413,534

25

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
New York State Dormitory Authority Revenue Non State Supported Debt (Orange Regional Medical Center) 6.50% 12/1/21-18§	2,000,000	$2,162,240
Pennsylvania Economic Development Financing Authority Health System Revenue (Albert Einstein Healthcare) Series A 6.25% 10/15/23-19§	625,000	692,338
San Francisco, California City & County Airports Commission Series D 5.00% 5/1/25-21§	570,000	656,195

		38,679,757

Special Tax Revenue Bonds – 12.64%
Celebration Pointe, Florida Community Development District
4.75% 5/1/24	725,000	716,264
5.00% 5/1/34	880,000	860,200
Dallas, Texas Convention Center Hotel Development Revenue
Series A 5.00% 1/1/24	3,420,000	3,637,204
Series A 5.25% 1/1/23	5,375,000	5,741,682
Ernest N Morail-New Orleans, Louisiana Exhibition Hall Authority Special Tax Revenue 5.00% 7/15/26	2,330,000	2,637,420
Harris County-Houston, Texas Sports Authority (Senior Lien) Series A 5.00% 11/15/30	1,805,000	2,062,898
Kansas State Department of Transportation 5.00% 9/1/29	4,000,000	4,745,280
Louisiana State Highway Improvement Revenue Series A 5.00% 6/15/29	5,195,000	5,982,406
Massachusetts School Building Authority Series C 5.00% 8/15/29	1,630,000	1,910,979
New Jersey Economic Development Authority Revenue (School Facilities Construction) Series AA 5.50% 12/15/29	1,480,000	1,545,446
New York City, New York Transitional Finance Authority Future Tax Secured
5.00% 11/1/23	2,865,000	3,426,139
Subseries A-1 5.00% 11/1/20	2,860,000	3,244,699
Subseries C 5.00% 11/1/27	4,150,000	4,884,550
Subseries E-1 5.00% 2/1/26	4,020,000	4,641,050
New York State Local Government Assistance Corporation Subordinate Lien Series A 5.00% 4/1/20	3,360,000	3,754,498

26

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
New York State Urban Development (Personal Income Tax) Series A 5.00% 3/15/22	6,500,000	$7,579,065
Oregon State Lottery Series C 5.00% 4/1/24	3,550,000	4,267,100
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Refunding & Improvement (Francis Place Redevelopment Project) 5.625% 11/1/25	1,000,000	996,730
St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue (Shoppes at North Village Project) Series B 5.375% 11/1/23	735,000	736,169
Virginia Commonwealth Transportation Board (Gans-Garvee) 5.00% 3/15/24	6,500,000	7,632,820
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue (Sales Tax - Vacation Village Project A) Series A 5.00% 9/1/27	1,695,000	1,681,338

		72,683,937

State General Obligation Bonds – 12.92%
California State
5.00% 2/1/20	4,250,000	4,720,347
5.00% 9/1/30	1,715,000	2,019,687
Series C 5.00% 9/1/30	5,985,000	7,003,647
(Various Purposes)
5.00% 9/1/32	4,100,000	4,781,338
5.25% 9/1/28	7,750,000	8,888,320
Connecticut State Series C 5.00% 11/1/24	2,000,000	2,129,060
Georgia State Series A-1 5.00% 2/1/24	1,500,000	1,802,595
Maryland State Series 2-C 5.00% 8/1/22	3,000,000	3,537,240
Massachusetts Commonwealth Series A 5.00% 3/1/22	3,875,000	4,521,350
Minnesota State (Various Purpose) Series F 5.00% 10/1/22	8,000,000	9,431,600
New York State Series A 5.00% 2/15/28	5,000,000	5,679,300
Oregon State Series L 5.00% 5/1/26	6,000,000	6,819,840
Texas State (Transportation Commission Highway) 5.00% 4/1/29	4,300,000	5,035,730

27

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

State General Obligation Bonds (continued)
Washington State
Series R-2015E 5.00% 7/1/31	3,250,000	$3,742,733
(Various Purposes) Series 2015-A-1 5.00% 8/1/30	3,595,000	4,197,881

		74,310,668

Transportation Revenue Bonds – 14.71%
Broward County, Florida Airport System Revenue Series O 5.375% 10/1/29	2,000,000	2,193,840
Chicago, Illinois O’Hare International Airport Revenue
Series B 5.00% 1/1/32	1,000,000	1,115,110
Series B 5.00% 1/1/33	1,520,000	1,689,419
(General-Airport-Third Lien) Series C 5.25% 1/1/28	2,150,000	2,322,817
Houston, Texas Airports Commission Revenue Series B
5.00% 7/1/25	1,000,000	1,127,710
5.00% 7/1/26	3,000,000	3,383,130
Los Angeles, California Department of Airports Series A 4.00% 5/15/36 (AMT)	540,000	550,832
Maryland State Economic Development Corporation Revenue (Transportation Facilities Project) Series A 5.375% 6/1/25	2,535,000	2,732,705
Memphis-Shelby County, Tennessee Airport Authority Revenue Series D 5.00% 7/1/24	4,110,000	4,593,870
Metropolitan New York Transportation Authority Revenue Series C 6.50% 11/15/28	545,000	596,241
New Orleans, Louisiana Aviation Board
Series B 5.00% 1/1/32 (AGM) (AMT)	2,900,000	3,206,385
Series B 5.00% 1/1/33 (AGM) (AMT)	2,900,000	3,191,740
New York State Thruway Authority Series J 5.00% 1/1/27	5,705,000	6,627,784
North Texas Tollway Authority Revenue (First Tier) 6.00% 1/1/20	485,000	504,303
Pennsylvania State Turnpike Commission Revenue Subordinate Series A-1 5.00% 12/1/29	3,590,000	4,037,458
Phoenix, Arizona Civic Improvement Corporation Airport Revenue
(Junior Lien)
Series A 5.00% 7/1/26	7,500,000	8,367,975
Series A 5.00% 7/1/33	3,355,000	3,791,284
Port Authority of New York & New Jersey
(194th Series) 5.00% 10/15/32	2,500,000	2,906,525
(JFK International Air Terminal) 6.50% 12/1/28	8,300,000	8,463,344

28

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Sacramento County, California Airport System Revenue (PFC/Grant) Series D 5.50% 7/1/28	2,020,000	$2,133,140
Salt Lake City, Utah Airport Revenue
Series B 5.00% 7/1/31	500,000	589,790
Series B 5.00% 7/1/32	600,000	704,244
Series B 5.00% 7/1/33	1,000,000	1,161,200
San Francisco, California City & County Airport Commission - San Francisco International Airport Series D 5.00% 5/1/25	1,430,000	1,641,626
St. Louis, Missouri Airport Revenue (Lambert-St. Louis International) Series A-1 6.125% 7/1/24	3,780,000	4,166,921
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue
(LBJ Infrastructure) 7.50% 6/30/33	3,625,000	4,201,194
(NTE Mobility Partners)
7.00% 12/31/38 (AMT)	3,750,000	4,271,362
7.50% 12/31/31	3,765,000	4,316,121

		84,588,070

Water & Sewer Revenue Bonds – 6.74%
Atlanta, Georgia Water & Wastewater Revenue Series B 5.50% 11/1/23 (AGM)	3,000,000	3,325,380
California State Department of Water Resources (Water System) Series AS 5.00% 12/1/29	2,680,000	3,190,326
Chicago, Illinois Waterworks Revenue (2nd Lien) 5.00% 11/1/27	2,100,000	2,362,332
Dominion, Colorado Water & Sanitation District 5.25% 12/1/27	1,390,000	1,383,106
Fairfax, Virginia Sewer Revenue Series A 4.00% 7/15/32	2,750,000	2,954,683
Great Lakes, Michigan Water Authority Water Supply System Revenue (Senior Lien Bond) Series C 5.00% 7/1/31	3,665,000	4,130,785
New York State Environmental Facilities Corporation Revenue (State Clean Water & Drinking Water Revolving Foundation) Series A 5.00% 6/15/22	1,405,000	1,483,553
Sacramento, California Water Revenue 5.00% 9/1/26	3,160,000	3,706,332
San Antonio, Texas Water System Revenue
Series A 5.00% 5/15/32	1,500,000	1,762,170
Series A 5.00% 5/15/33	2,250,000	2,628,157

29

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds (continued)
San Antonio, Texas Water System Revenue
(Junior Lien)
Series A 5.00% 5/15/21	1,000,000	$1,146,600
Series A 5.00% 5/15/22	1,765,000	2,058,431
San Francisco, California City & County Public Utilities Commission Water Revenue Sub Series A 5.00% 11/1/27	7,430,000	8,611,816

		38,743,671

Total Municipal Bonds (cost $546,182,270)		569,492,005

Short-Term Investments – 0.24%

Variable Rate Demand Notes – 0.24%¤
Minneapolis-St. Paul, Minnesota Housing & Redevelopment Authority Health Care Revenue
(Allina Health System) Series B-2
0.50% 11/15/35 (LOC- JPMorgan Chase Bank N.A.)	600,000	600,000
(Children’s Hospital Clinics) Series A-II
0.52% 8/15/37 (AGM) (SPA - U.S. Bank N.A.)	200,000	200,000
(Health Care Facilities - Children’s Health Care) Series B
0.52% 8/15/25 (AGM) (SPA - U.S. Bank N.A.)	600,000	600,000

Total Short-Term Investments (cost $1,400,000)		1,400,000

Total Value of Securities – 99.26% (cost $547,582,270)		$570,892,005

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2017, the aggregate value of Rule 144A securities was $10,562,779, which represents 1.84% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2017.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

‡	Non-income-producing security. Security is currently in default.

●	Variable rate security. Each rate shown is as of Feb. 28, 2017. Interest rates reset periodically.

30

^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

LOC – Letter of Credit

N.A. – National Association

PSF – Guaranteed by Permanent School Fund

SPA – Stand-by Purchase Agreement

See accompanying notes, which are an integral part of the financial statements.

31

Schedules of investments
Delaware National High-Yield Municipal Bond Fund	February 28, 2017 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 96.34%

Corporate Revenue Bonds – 17.42%
Allegheny County, Pennsylvania Industrial Development Authority Revenue (Environmental Improvement - U.S. Steel Corp. Project) 5.75% 8/1/42 (AMT)	2,000,000	$1,804,200
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo)
Series A-2 5.875% 6/1/47	34,340,000	33,265,845
Series A-2 6.00% 6/1/42	3,100,000	2,998,785
Series A-2 6.50% 6/1/47	11,405,000	11,394,507
California Pollution Control Financing Authority Revenue (Poseidon Resources) 144A 5.00% 7/1/37 (AMT)#	5,000,000	5,193,000
California State Enterprise Development Authority Revenue (Sunpower Corp. - Recovery Zone Facility) 8.50% 4/1/31	1,000,000	1,096,400
Columbus County, North Carolina Industrial Facilities & Pollution Control Financing (International Paper Co. Project) Series A 5.70% 5/1/34	1,000,000	1,106,240
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Senior Notes)
Series A-1 5.125% 6/1/47	5,000,000	4,999,700
Series A-1 5.75% 6/1/47	10,735,000	10,789,749
(Capital Appreciation - Asset-Backed-1st Subordinate)
Series B 1.548% 6/1/47 ^	58,115,000	7,900,153
Houston, Texas Airport System Revenue
Series B-1 5.00% 7/15/35 (AMT)	5,000,000	5,242,100
(Special Facilities Continental Airlines) Series A
6.625% 7/15/38 (AMT)	2,000,000	2,208,500
(United Airlines Inc.) 5.00% 7/1/29 (AMT)	1,150,000	1,211,697
Illinois Railsplitter Tobacco Settlement Authority
5.50% 6/1/23	2,010,000	2,271,843
6.00% 6/1/28	1,455,000	1,655,339
6.25% 6/1/24	2,635,000	2,635,843
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Westlake Chemical Corp.) Series A-1 6.50% 11/1/35	3,000,000	3,428,940
Louisiana Public Facilities Authority
(LA Pellets Inc. Project)
144A 7.75% 7/1/39 (AMT)#‡	4,000,000	1,592,200
Series A 8.375% 7/1/39 (AMT)‡	3,500,000	1,392,860
Michigan Tobacco Settlement Financing Authority Revenue Asset-Backed Series A 6.00% 6/1/48	555,000	520,335

32

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
Mission, Texas Economic Development Corporation Revenue (Senior Lien - Natgasoline Project) Series B 144A 5.75% 10/1/31 (AMT)#	4,500,000	$4,720,590
M-S-R Energy Authority, California Gas Revenue Series A 6.50% 11/1/39	2,500,000	3,398,325
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Inc. Project)
5.25% 9/15/29 (AMT)	4,000,000	4,224,360
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,384,059
New York Liberty Development Corporation Revenue (Goldman Sachs Headquarters) 5.25% 10/1/35	7,000,000	8,385,860
(Second Priority - Bank of America Tower) Class 3 6.375% 7/15/49	2,000,000	2,179,940
Pennsylvania Economic Development Financing Authority (National Gypsum) 5.50% 11/1/44 (AMT)	4,500,000	4,769,550
Pima County, Arizona Industrial Development Authority Pollution Control Revenue (Tucson Electric Power) Series A 5.25% 10/1/40	500,000	546,400
Port of Seattle, Washington Industrial Development Corporation Special Facilities Revenue (Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	2,077,520
Public Authority for Colorado Energy Natural Gas Revenue Series 28 6.50% 11/15/38	2,000,000	2,682,100
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	11,765,000	13,430,924
5.25% 12/1/27	2,235,000	2,607,016
5.25% 12/1/28	1,050,000	1,230,243
5.50% 12/1/29	765,000	917,816
Shoals, Indiana (National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,625,000	1,855,409
Texas Municipal Gas Acquisition & Supply Corp I (Senior Lien) Series D 6.25% 12/15/26	6,000,000	7,117,080
Tobacco Settlement Financing Authority Revenue, New York (Revenue Asset Backed) Series B 5.00% 6/1/21	195,000	195,731
Tobacco Settlement Financing Corporation, Louisiana Asset-Backed Note Series A 5.25% 5/15/35	2,540,000	2,767,228
Tobacco Settlement Financing, New Jersey Series 1A 5.00% 6/1/41	21,930,000	21,242,495
TSASC, New York Series A 5.00% 6/1/41	705,000	766,835

33

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
Tulsa, Oklahoma Municipal Airport Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	$2,101,320
(American Airlines) 5.00% 6/1/35 (AMT)●	3,000,000	3,154,080
Valparaiso, Indiana (Pratt Paper LLC Project) 7.00% 1/1/44 (AMT)	2,865,000	3,423,073
Wisconsin Public Finance Authority (National Gypsum) 4.00% 8/1/35 (AMT)	2,000,000	1,882,540

		199,768,730

Education Revenue Bonds – 15.09%
Arizona Industrial Development Authority Revenue
(Basis Schools Projects)
Series A 144A 5.125% 7/1/37 #	750,000	760,905
Series A 144A 5.375% 7/1/50 #	1,000,000	1,015,110
(Kaizen Education Foundation Project) 144A
5.80% 7/1/52 #	4,000,000	3,977,000
Arlington, Texas Higher Education Finance
(Arlington Classic Academy) 7.65% 8/15/40	1,000,000	1,092,700
(Leadership Preparatory School)
Series A 5.00% 6/15/36	700,000	690,572
Series A 5.00% 6/15/46	1,325,000	1,270,331
Bowling Green, Ohio Student Housing Revenue CFP I (State University Project) 6.00% 6/1/45	1,215,000	1,288,155
Buffalo & Erie County, New York Industrial Land Development Corporation Revenue (Medaille College Project) 5.25% 4/1/35	910,000	891,227
Build NYC Resource, New York
5.00% 11/1/39	1,000,000	938,040
5.50% 11/1/44	2,500,000	2,492,725
Burbank, Illinois (Intercultural Montessori Language) 144A 6.25% 9/1/45 #	4,000,000	4,068,520
California Educational Facilities Authority Revenue (Loma Linda University) Series A 5.00% 4/1/47	1,500,000	1,654,575
California Municipal Finance Authority Revenue
(California Baptist University) Series A 144A
5.50% 11/1/45 #	4,000,000	4,105,080
(Julian Charter School Project) Series A 144A
5.625% 3/1/45 #	7,500,000	7,442,475
(Partnership Uplift Community Project) Series A
5.25% 8/1/42	1,700,000	1,734,765
(Santa Rosa Academy Project) Series A 6.00% 7/1/42	1,250,000	1,327,100
(Southwestern Law School) 6.50% 11/1/41	1,500,000	1,763,460

34

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
California Municipal Finance Authority Revenue (The Creative Center of Los Altos Project) Series B 144A 4.50% 11/1/46 #	1,000,000	$915,820
California School Finance Authority
(Aspire Public Schools)
Series A 144A 5.00% 8/1/35 #	585,000	614,712
Series A 144A 5.00% 8/1/40 #	605,000	630,942
(Encore Education Obligated Group) Series A 144A
5.00% 6/1/52 #	1,000,000	908,060
(New Designs Charter School) Series A 5.50% 6/1/42	2,650,000	2,723,935
(View Park Elementary & Middle Schools)
5.875% 10/1/44	1,000,000	1,057,570
6.00% 10/1/49	720,000	764,719
California State University
(Systemwide)
Series A 5.00% 11/1/26	3,250,000	3,999,223
Series A 5.00% 11/1/27	2,300,000	2,830,840
California Statewide Communities Development Authority Charter School Revenue (Green Dot Public Schools) Series A 7.25% 8/1/41	1,915,000	2,178,676
California Statewide Communities Development Authority Revenue
(California Baptist University Project)
7.50% 11/1/41	1,000,000	1,151,240
Series A 5.50% 11/1/38	2,000,000	2,032,100
(Lancer Educational Student Housing Project) Series A
144A 5.00% 6/1/46 #	1,500,000	1,468,740
Capital Trust Agency, Florida
(River City Education Services Inc. Project)
5.375% 2/1/35	870,000	865,015
5.625% 2/1/45	1,500,000	1,488,435
Clifton, Texas Higher Education Finance Corporation Revenue
(Idea Public Schools) 5.75% 8/15/41	1,000,000	1,076,130
(Uplift Education) Series A 6.25% 12/1/45	1,000,000	1,104,260
Colorado Educational & Cultural Facilities Authority Revenue
(Charter School - Community Leadership Academy)
7.45% 8/1/48	2,000,000	2,305,560
(Charter School - Loveland Classical School) 144A
5.00% 7/1/46 #	1,500,000	1,444,620
(Skyview Charter School) 144A 5.375% 7/1/44 #	500,000	513,995

35

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority Revenue (Windsor Charter Academy Project) Series 2016 144A 5.00% 9/1/36 #	1,000,000	$973,270
Delaware State Economic Development Authority Revenue
(Charter School - Aspira Charter)
5.00% 6/1/36	700,000	704,704
5.00% 6/1/46	820,000	812,841
5.00% 6/1/51	1,035,000	1,020,386
District of Columbia Revenue
(KIPP Charter School) 6.00% 7/1/48	1,450,000	1,664,339
(Provident Group - Howard Properties) 5.00% 10/1/35	2,500,000	2,295,475
East Hempfield Township, Pennsylvania Industrial Development Authority (Student Services Income - Student Housing Project) 5.00% 7/1/30	1,000,000	1,058,980
Gainesville, Georgia Redevelopment Authority Educational Facilities Revenue
(Riverside Military Academy Project)
5.125% 3/1/27	2,800,000	2,799,860
5.125% 3/1/37	2,000,000	1,907,340
Hawaii State Department of Budget & Finance
Series A 144A 5.00% 1/1/45 #	1,500,000	1,436,880
(Hawaii University) Series A 6.875% 7/1/43	2,000,000	2,165,080
Henderson, Nevada Public Improvement Trust (Touro College & University System) 5.50% 1/1/44	2,000,000	2,133,780
Idaho Housing & Finance Association
Series A 5.00% 6/1/50	1,000,000	1,030,620
(Idaho Arts Charter School Incorporate) 144A
5.00% 12/1/36 #	615,000	641,992
(North Star Charter School)
Series A 6.75% 7/1/48	529,150	522,297
Series B 144A 4.87% 7/1/49 #^	2,888,155	271,169
Illinois Finance Authority Charter School Revenue (Uno Charter School) Series A 7.125% 10/1/41	1,000,000	1,096,640
Illinois Finance Authority Revenue
(Lake Forest College) Series A 6.00% 10/1/48	1,000,000	1,062,380
(Rogers Park Montessori)
6.00% 2/1/34	675,000	702,452
6.125% 2/1/45	1,800,000	1,865,016
Illinois Finance Authority Student Housing Revenue (Dekalb II - Northern Illinois University Project) 6.875% 10/1/43	1,000,000	1,113,890

36

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Indiana State Finance Authority Revenue Educational Facilities (Drexel Foundation - Thea Bowman Academy Charter School) Series A 7.00% 10/1/39	1,000,000	$916,530
Kanawha, West Virginia (West Virginia University Foundation Project) 6.75% 7/1/45	2,500,000	2,774,425
Louisiana Public Facilities Authority Revenue (Lake Charles Charter Academy Foundation Project) 8.00% 12/15/41	1,500,000	1,662,705
Maricopa County, Arizona Industrial Development Authority (Paradise Schools Projects) Series 2016 144A 5.00% 7/1/47 #	1,500,000	1,487,745
Marietta, Georgia Development Authority Revenue (Life University Income Project) 7.00% 6/15/39	3,845,000	3,947,815
Maryland State Health & Higher Educational Facilities Authority Revenue (Patterson Park Public Charter School) Series A 6.125% 7/1/45	1,000,000	1,028,720
Massachusetts State Development Finance Agency Revenue (UMass Boston Student Housing Project) Series 2016 5.00% 10/1/48	3,605,000	3,819,317
Miami-Dade County, Florida Industrial Development Authority
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	1,015,470
Series A 144A 6.00% 9/15/45 #	1,000,000	1,022,070
Michigan Finance Authority Limited Obligation Revenue
(Higher Education Thomas M Cooley) 144A 6.75% 7/1/44 #	3,500,000	3,553,690
(Public School Academy) (Old Redford) Series A 6.50% 12/1/40	900,000	913,626
(Public School Academy) (University Learning) 7.50% 11/1/40	1,000,000	1,055,680
Michigan Public Educational Facilities Authority Revenue (Limited-Obligation-Landmark Academy) 7.00% 12/1/39	950,000	955,111
Minnesota Higher Education Facilities Authority Revenue (Bethel University) Series 6-R 5.50% 5/1/37	1,000,000	1,000,640
Nevada State Department of Business & Industry (Somerset Academy) Series A 144A 5.00% 12/15/35 #	1,595,000	1,577,646

37

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Nevada State Department of Business & Industry (Somerset Academy) Series A 144A 5.125% 12/15/45 #	2,515,000	$2,451,974
New Jersey Economic Development Authority Revenue (Provident Group - Montclair) 5.875% 6/1/42	1,500,000	1,621,440
New Jersey State Higher Education Student Assistance Authority Student Loan Revenue Series 1B 5.75% 12/1/39 (AMT)	1,250,000	1,339,850
New York State Dormitory Authority (Touro College & University System) Series A 5.50% 1/1/44	2,875,000	3,093,443
North Texas Education Finance Revenue (Uplift Education) Series A 5.25% 12/1/47	2,100,000	2,182,257
Oregon State Facilities Authority Revenue
(Concordia University Project)
Series A 144A 6.125% 9/1/30 #	875,000	916,116
Series A 144A 6.375% 9/1/40 #	500,000	525,190
Pennsylvania State Higher Educational Facilities Authority Revenue (Foundation Indiana University) Series A 1.319% 7/1/39 (SGI)●	2,400,000	1,861,968
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(1st Philadelphia Preparatory) 7.25% 6/15/43	1,230,000	1,409,482
(Discovery Charter School Project)
5.875% 4/1/32	450,000	452,124
6.25% 4/1/37	200,000	202,368
(Global Leadership Academy Project) 6.375% 11/15/40	1,000,000	1,052,730
(Green Woods Charter School) Series A 5.75% 6/15/42	1,600,000	1,633,472
(New Foundation Charter School Project)
6.625% 12/15/41	1,000,000	1,090,920
(Tacony Academy Charter School Project)
7.00% 6/15/43	1,540,000	1,720,334
Phoenix, Arizona Industrial Development Authority Revenue
(Basic Schools Projects) Series A 144A 5.00% 7/1/46 #	4,000,000	3,975,360
(Basis School) 144A 5.00% 7/1/45 #	2,000,000	1,990,860
(Choice Academies Project)
5.375% 9/1/32	1,000,000	1,048,980
5.625% 9/1/42	600,000	628,434
(Eagle College Preparatory Project) Series A
5.00% 7/1/43	450,000	448,663
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,151,800

38

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Pima County, Arizona Industrial Development Authority Revenue (Edkey Charter Schools Project) 6.00% 7/1/43	2,000,000	$2,000,920
Pottsboro, Texas Higher Education Finance Authority Revenue
Series A 5.00% 8/15/36	655,000	642,208
Series A 5.00% 8/15/46	1,000,000	951,650
Private Colleges & Universities Authority, Georgia Revenue (Mercer University) Series A 5.00% 10/1/32	1,005,000	1,073,682
Provo, Utah Charter School Revenue (Freedom Academy Foundation Project) 5.50% 6/15/37	700,000	700,609
St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	2,560,000	2,551,808
(Hmong College Preparatory Academy Project)
Series A 5.75% 9/1/46	1,000,000	1,008,100
Series A 6.00% 9/1/51	3,000,000	3,048,480
Utah State Charter School Finance Authority Revenue (North Davis Preparatory) 6.375% 7/15/40	1,290,000	1,376,327
Wisconsin Public Finance Authority Revenue
(Pine Lake Preparatory) 144A 5.50% 3/1/45 #	3,460,000	3,534,078
(Roseman University Health Sciences Project) 5.75% 4/1/42	2,000,000	2,028,440
Wyoming Community Development Authority Student Housing Revenue (CHF-Wyoming LLC) 6.50% 7/1/43	1,000,000	1,095,080
Yonkers, New York Economic Development Corporation Education Revenue (Charter School Educational Excellence) 6.25% 10/15/40	595,000	622,180

		173,029,240

Electric Revenue Bonds – 0.57%
Long Island, New York Power Authority Series A 5.00% 9/1/44	1,960,000	2,170,367
South Carolina State Public Service Authority Series E 5.25% 12/1/55	4,000,000	4,372,320

		6,542,687

Healthcare Revenue Bonds – 27.46%
Abag, California Finance Authority for Nonprofit Corporations (Episcopal Senior Communities) 6.125% 7/1/41	1,650,000	1,809,720

39

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Alachua County, Florida Health Facilities Authority
(Oak Hammock University)
Series A 8.00% 10/1/42	1,000,000	$1,186,870
Series A 8.00% 10/1/46	1,500,000	1,777,845
Allen County, Indiana Economic Development Revenue (Storypoint Fort Wayne Project) Series A-1 144A 6.875% 1/15/52 #	1,650,000	1,684,683
Antelope Valley, California Healthcare District Series A 5.00% 3/1/41	1,000,000	953,640
Apple Valley, Minnesota
(Minnesota Senior Living LLC, Project)
Series B 5.00% 1/1/47	2,500,000	2,523,375
Series D 7.25% 1/1/52	7,290,000	7,202,299
Bexar County, Texas Health Facilities Development (Army Retirement Residence Foundation Project) Series 2010 5.875% 7/1/30	155,000	168,908
Birmingham, Alabama Special Care Facilities Financing Authority
(Methodist Home for the Aging)
5.50% 6/1/30	1,850,000	1,951,399
5.75% 6/1/35	1,500,000	1,547,640
5.75% 6/1/45	2,500,000	2,553,725
6.00% 6/1/50	2,650,000	2,731,302
Board of Managers Joint Guadalupe County-City of Seguin, Texas Hospital 5.00% 12/1/45	1,100,000	1,123,551
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health) Series A 4.00% 10/1/47	2,010,000	2,002,905
California Municipal Finance Authority Revenue
(Eisenhower Medical Center) Series A 5.75% 7/1/40	1,000,000	1,086,780
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	537,650
California Statewide Communities Development Authority Revenue
(BE Group) 144A 7.25% 11/15/41 #	500,000	552,755
(Loma Linda University Medical Center) 5.50% 12/1/54	13,000,000	13,877,500
Series A 5.25% 12/1/29	3,000,000	3,247,830
Series A 144A 5.25% 12/1/56 #	3,000,000	3,163,980
Camden County, New Jersey Improvement Authority Revenue (Cooper Health System Obligation Group) 5.75% 2/15/42	2,500,000	2,774,825

40

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Capital Trust Agency, Florida (Tuscan Gardens Senior Living Center) Series A 7.00% 4/1/49	5,000,000	$5,059,450
Centre County, Pennsylvania Hospital Authority (Mount Nittany Medical Center) Series A 5.00% 11/15/46	1,250,000	1,364,187
Chesterfield County, Virginia Economic Development Authority Revenue (1st Mortgage - Brandermill Woods Project) 5.125% 1/1/43	1,030,000	1,039,589
Chesterton, Indiana (StoryPoint Chesterton Project) Series A 144A 6.375% 1/15/51 #	1,000,000	992,080
Cobb County, Georgia Development Authority (Provident Village at Creekside Project) Series A 144A 6.00% 7/1/51 #	4,000,000	3,529,080
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,500,000	2,837,450
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	500,000	549,285
(School Health Systems) Series A 5.00% 1/1/44	1,000,000	1,096,250
(Sunny Vista Living Center)
Series A 144A 5.50% 12/1/30 #	750,000	753,810
Series A 144A 5.75% 12/1/35 #	1,150,000	1,163,685
Series A 144A 6.125% 12/1/45 #	1,200,000	1,239,084
Series A 144A 6.25% 12/1/50 #	560,000	585,301
Connecticut State Health & Educational Facility Authority
(Church Home of Hartford Project)
Series A 144A 5.00% 9/1/46 #	1,000,000	952,330
Series A 144A 5.00% 9/1/53 #	1,500,000	1,404,765
Cumberland County, Pennsylvania Municipal Authority Revenue
(Asbury Pennsylvania Obligation Group) 5.25% 1/1/41	1,600,000	1,618,608
(Diakon Lutheran Ministries Series) 6.375% 1/1/39	100,000	108,705
Decatur, Texas Hospital Authority
(Wise Regional Health Systems)
Series A 5.00% 9/1/34	1,000,000	1,029,370
Series A 5.25% 9/1/29	500,000	525,195
Series A 5.25% 9/1/44	2,000,000	2,088,840
Duluth, Minnesota Economic Development Authority Revenue (St. Luke’s Hospital Authority Obligation Group) 5.75% 6/15/32	3,750,000	4,041,675

41

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
East Rochester, New York Housing Authority Revenue (Senior Living - Woodland Village Project) 5.50% 8/1/33	1,200,000	$1,200,756
Florida Development Finance
(Tuscan Isle Champions Gate Project) Series A 144A 6.375% 6/1/46 #	5,500,000	5,406,280
(Tuscan Isle Obligated Group) Series A 144A 7.00% 6/1/45 #	2,000,000	2,032,240
(UF Health - Jacksonville Project) Series A 6.00% 2/1/33	2,375,000	2,627,534
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	830,000	771,402
5.25% 11/15/51	1,350,000	1,237,383
Hawaii Pacific Health Special Purpose Revenue Series A 5.50% 7/1/40	1,250,000	1,343,250
Hawaii State Department of Budget & Finance Special Purpose Senior Living Revenue
(Hawaii Pacific Health Obligation) Series A 5.50% 7/1/43	2,990,000	3,361,657
(Kahala Nui) 5.25% 11/15/37	1,000,000	1,061,130
Hospital Facilities Authority of Multnomah County, Oregon (Mirabella at South Waterfront) 5.50% 10/1/49	2,400,000	2,531,784
Illinois Finance Authority Revenue
(Admiral at Lake Project)
Series A 7.625% 5/15/25	1,750,000	1,950,183
Series A 7.75% 5/15/30	500,000	557,465
Series A 8.00% 5/15/40	2,205,000	2,460,780
Series A 8.00% 5/15/46	1,500,000	1,669,740
(Lutheran Home & Services) 5.75% 5/15/46	1,685,000	1,750,058
Illinois Housing Development Authority
(Stonebridge of Gurnee Project)
Series A 144A 5.45% 1/1/46 #	2,500,000	2,258,600
Series A 144A 5.60% 1/1/56 #	2,700,000	2,419,578
Indiana Finance Authority Revenue
(King’s Daughters Hospital & Health)
5.50% 8/15/40	1,000,000	1,071,100
5.50% 8/15/45	1,000,000	1,068,400
(Marquette Project) 5.00% 3/1/39	1,250,000	1,267,113
Iowa Finance Authority (Sunrise Retirement Community) 5.75% 9/1/43	2,500,000	2,519,900

42

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Kentucky Economic Development Finance Authority Healthcare Revenue
(Rosedale Green Project)
5.50% 11/15/35	1,310,000	$1,306,843
5.75% 11/15/45	2,500,000	2,516,775
5.75% 11/15/50	1,600,000	1,592,752
Kentucky Economic Development Finance Authority Hospital Revenue (Owensboro Medical Health System) Series A 6.50% 3/1/45	4,965,000	5,417,957
Kentwood, Michigan Economic Development Corporation Revenue (Limited Obligation - Holland Home) 5.625% 11/15/41	1,250,000	1,315,800
Kirkwood, Missouri Industrial Development Authority (Aberdeen Heights) Series A 5.25% 5/15/50	6,000,000	6,172,920
Lakeland, Florida (Lakeland Regional Health) 5.00% 11/15/45	5,000,000	5,390,700
Lancaster County, Pennsylvania Hospital Authority Revenue (Brethren Village Project) Series A 6.375% 7/1/30	725,000	729,865
Lucas County, Ohio Health Care Facilities Revenue (Sunset Retirement Communities) 5.50% 8/15/30	1,000,000	1,099,220
Maine Health & Higher Educational Facilities Authority Revenue (Maine General Medical Center) 6.75% 7/1/41	1,700,000	1,845,435
Maricopa County, Arizona Industrial Development Authority (Christian Care Surprise, Inc. Project) Series 2016 144A 6.00% 1/1/48 #	5,400,000	5,006,124
Martin County, Florida Health Facilities Authority Revenue (Martin Memorial Medical Center) 5.50% 11/15/42	1,000,000	1,074,460
Maryland Health & Higher Educational Facilities Authority
(Adventist Healthcare) Series A 5.50% 1/1/46	5,000,000	5,515,050
(Doctors Community Hospital) 5.75% 7/1/38	1,730,000	1,985,209
Michigan State Strategic Fund Limited Revenue (Evangelical Homes) 5.50% 6/1/47	2,750,000	2,788,417
Missouri State Health & Educational Facilities Authority Revenue (Lutheran Senior Services) 6.00% 2/1/41	1,000,000	1,098,220
Montgomery County, Pennsylvania Industrial Development Authority Revenue (Whitemarsh Continuing Care) 5.25% 1/1/40	1,550,000	1,465,184

43

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Montgomery County, Pennsylvania Industrial Development Authority Revenue (Whitemarsh Continuing Care) 5.375% 1/1/50	6,250,000	$5,909,625
Moon, Pennsylvania Industrial Development Authority (Baptist Homes Society Obligation) 6.125% 7/1/50	8,500,000	8,727,885
New Hampshire Health & Education Facilities Authority (Rivermeade) Series A 6.875% 7/1/41	1,380,000	1,552,859
New Hope, Texas Cultural Education Facilities Finance
(Cardinal Bay - Village on the Park)
Series A1 4.00% 7/1/36	635,000	636,448
Series A1 5.00% 7/1/46	1,395,000	1,517,523
Series A1 5.00% 7/1/51	1,595,000	1,712,759
Series B 4.00% 7/1/31	635,000	635,959
Series B 4.25% 7/1/36	955,000	943,779
Series B 4.75% 7/1/51	1,915,000	1,949,432
Series B 5.00% 7/1/46	1,595,000	1,663,840
Series C 5.00% 7/1/31	250,000	252,400
Series C 5.25% 7/1/36	350,000	357,490
Series C 5.50% 7/1/46	1,250,000	1,290,450
Series C 5.75% 7/1/51	1,000,000	1,049,260
Series D 6.00% 7/1/26	150,000	144,683
Series D 7.00% 7/1/51	1,350,000	1,291,086
New Jersey Economic Development Authority (Lions Gate Project) 5.25% 1/1/44	2,000,000	2,053,000
New Jersey Health Care Facilities Financing Authority Revenue
(Barnabas Health Services) Series A 4.00% 7/1/26	980,000	1,032,969
(Princeton Healthcare System) 5.00% 7/1/39	2,500,000	2,717,525
(St. Peters University Hospital) 6.25% 7/1/35	2,700,000	2,885,382
(University Hospital) Series A 5.00% 7/1/46 (AGM)	5,000,000	5,362,400
New York State Dormitory Authority
(Orange Regional Medical Center)
144A 5.00% 12/1/40 #	1,100,000	1,171,874
144A 5.00% 12/1/45 #	800,000	849,960
North Carolina Medical Care Commission Health Care Facilities Revenue (First Mortgage - Galloway Ridge Project) 6.00% 1/1/39	1,520,000	1,585,026
Northampton County, Pennsylvania Industrial Development Authority Revenue (Morningstar Senior Living) 5.00% 7/1/36	2,000,000	2,028,880

44

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Orange County, New York Funding Corporation Assisted Living Residence Revenue 6.50% 1/1/46	3,900,000	$3,778,788
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
7.25% 6/1/34	285,000	335,072
Series A 7.50% 6/1/49	2,920,000	3,462,828
Palomar, California Health Series 2016 5.00% 11/1/39	1,670,000	1,752,181
Payne County, Oklahoma Economic Development Authority
(Epworth Living at the Ranch)
Series A 6.875% 11/1/46	1,750,000	1,737,943
Series A 7.00% 11/1/51	3,750,000	3,736,387
Public Finance Authority, Wisconsin
(Bancroft Neurohealth Project)
Series A 144A 4.625% 6/1/36 #	235,000	206,866
Series A 144A 5.00% 6/1/36 #	960,000	890,429
Series A 144A 5.125% 6/1/48 #	1,375,000	1,262,140
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority (Auxilio Mutuo) Series A 6.00% 7/1/33	5,630,000	5,720,643
Rochester, Minnesota (The Homestead at Rochester) Series A 6.875% 12/1/48	2,500,000	2,761,000
Salem, Oregon Hospital Facility Authority Revenue (Capital Manor Inc.) 6.00% 5/15/47	1,500,000	1,616,115
San Buenaventura, California Revenue 7.50% 12/1/41	4,475,000	5,220,983
South Carolina Jobs - Economic Development Authority Hospital Revenue (Palmetto Health) 5.75% 8/1/39	915,000	964,620
Southeastern Ohio Port Authority
(Memorial Health Systems)
5.00% 12/1/43	805,000	812,672
5.50% 12/1/43	1,250,000	1,333,537
Southwestern Illinois Development Authority Revenue
(Memorial Group)
7.125% 11/1/30	1,420,000	1,843,018
7.125% 11/1/43	2,500,000	3,194,275
St. Louis County, Missouri Industrial Development Authority (Nazareth Living Center Project) Series A 5.00% 8/15/35	600,000	593,574

45

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
St. Louis County, Missouri Industrial Development Authority (Nazareth Living Center Project) Series A 5.125% 8/15/45	1,800,000	$1,734,732
Suffolk County, New York Economic Development Corporation Revenue (Peconic Landing Southland) 6.00% 12/1/40	575,000	623,070
Tarrant County, Texas Cultural Education Facilities Finance
(Baylor Scott & White Health) Series A 5.00% 11/15/45	3,790,000	4,183,971
(Buckingham Senior Living Community) 5.50% 11/15/45	3,000,000	3,102,510
(Buckner Retirement Services)
Series B 5.00% 11/15/40	2,080,000	2,161,182
Series B 5.00% 11/15/46	3,000,000	3,104,850
Tempe, Arizona Industrial Development Authority Revenue (Friendship Village) Series A 6.25% 12/1/46	500,000	528,730
University of Colorado Hospital Authority Revenue (UCHA Obligation Group) 5.00% 11/15/38 ●	3,000,000	3,399,840
Vermont Economic Development Authority Revenue (Wake Robin Corp. Project) 5.40% 5/1/33	1,100,000	1,150,908
Washington State Housing Finance Commission
(Bayview Manor Homes)
Series A 144A 5.00% 7/1/36 #	700,000	707,245
Series A 144A 5.00% 7/1/46 #	1,450,000	1,424,059
Series A 144A 5.00% 7/1/51 #	2,000,000	1,947,060
(Heron’s Key)
Series A 144A 6.75% 7/1/35 #	820,000	821,451
Series A 144A 7.00% 7/1/45 #	1,750,000	1,754,585
Series A 144A 7.00% 7/1/50 #	2,000,000	1,997,680
(Wesley Homes at Lea Hill Project)
Series 2016 144A 5.00% 7/1/46 #	1,000,000	950,530
Series 2016 144A 5.00% 7/1/51 #	2,000,000	1,879,920
Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	270,000	284,747
Series A 5.75% 11/1/39	600,000	630,960
Series A 6.00% 5/1/47	920,000	971,216
West Virginia Hospital Finance Authority Revenue (Highland Hospital Obligation Group) 9.125% 10/1/41 ‡	7,800,000	7,212,660
Westminster, Maryland
(Lutheran Village Millers Grant)
6.00% 7/1/34	800,000	855,688
Series A 5.00% 7/1/24	1,700,000	1,756,848

46

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Westminster, Maryland
(Lutheran Village Millers Grant)
Series A 6.125% 7/1/39	750,000	$804,353
Series A 6.25% 7/1/44	2,500,000	2,686,675
Wichita, Kansas
(Kansas Masonic Home)
Series II-A 5.00% 12/1/31	500,000	499,185
Series II-A 5.25% 12/1/36	500,000	501,285
Series II-A 5.375% 12/1/46	1,200,000	1,201,884
Wisconsin Public Finance Authority (Rose Villa Project) Series A 5.75% 11/15/44	2,000,000	2,102,700

		314,851,274

Housing Revenue Bonds – 0.78%
California Municipal Finance Authority Mobile Home Park Revenue
(Caritas Affordable Housing) Senior Series A 5.25% 8/15/39	1,200,000	1,320,132
(Caritas Projects)
Senior Series A 5.50% 8/15/47	1,500,000	1,644,090
Senior Series A 6.40% 8/15/45	1,750,000	1,905,977
Independent Cities Finance Authority, California
Series A 5.25% 5/15/44	750,000	818,423
Series A 5.25% 5/15/49	3,000,000	3,263,820

		8,952,442

Lease Revenue Bonds – 5.15%
California Municipal Finance Authority Revenue
(Goodwill Industry Sacramento Valley) 5.25% 1/1/45	1,295,000	1,224,384
(Goodwill Industry Sacramento Valley and Northern Nevada Project)
Series A 144A 6.625% 1/1/32 #	500,000	536,380
Series A 144A 6.875% 1/1/42 #	1,500,000	1,614,150
California Statewide Communities Development Authority Revenue (Lancer Plaza Project) 5.875% 11/1/43	1,875,000	1,935,317
Capital Trust Agency, Florida Revenue (Air Cargo - Aero Miami) Series A 5.35% 7/1/29	850,000	897,167
District of Columbia Revenue (Center of Strategic & International Studies) 6.625% 3/1/41	2,235,000	2,437,334
Industrial Development Authority of Phoenix, Arizona
5.125% 2/1/34	1,000,000	944,780
5.375% 2/1/41	4,000,000	3,828,680

47

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
MTA Hudson Rail Yards Trust Obligations, New York (The Metropolitan Transportation Authority) Series A 5.00% 11/15/56	4,000,000	$4,313,840
New Jersey Economic Development Authority Special Facility Revenue Series WW 5.25% 6/15/30	5,000,000	5,225,550
New York Liberty Development Revenue
(Class 1-3 World Trade Center Project) 144A 5.00% 11/15/44 #	5,000,000	5,241,800
(Class 2-3 World Trade Center Project) 144A 5.375% 11/15/40 #	2,410,000	2,624,418
(Class 3-3 World Trade Center Project) 144A 7.25% 11/15/44 #	9,600,000	11,355,168
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II Portfolio) 5.75% 10/1/31 (AMT)	3,775,000	3,743,517
(Senior Obligation Group) 5.00% 7/1/42 (AMT)	4,000,000	4,074,600
Virginia Public Building Authority Series B 5.00% 8/1/20	6,970,000	7,856,863
Wise County, Texas (Parker County Junior College District) 8.00% 8/15/34	1,000,000	1,154,250

		59,008,198

Local General Obligation Bonds – 3.68%
Chicago, Illinois
Series 2005D 5.50% 1/1/37	2,280,000	2,252,709
Series 2005D 5.50% 1/1/40	3,000,000	2,949,960
Series 2007E 5.50% 1/1/42	2,150,000	2,112,676
Series 2007F 5.50% 1/1/42	1,250,000	1,228,300
Series A 5.25% 1/1/29	4,415,000	4,419,680
Series A 5.50% 1/1/33	2,000,000	1,993,560
Series A 6.00% 1/1/38	6,285,000	6,487,063
Series C 5.00% 1/1/26	2,105,000	2,100,390
Hennepin County, Minnesota Series B 5.00% 12/1/17	5,700,000	5,886,960
New York City, New York Series E 5.00% 8/1/20	3,615,000	4,065,031
Raleigh, North Carolina Series A 5.00% 9/1/22	5,000,000	5,905,400
Ramsey County, Minnesota Capital Improvement Plan Series A 5.00% 2/1/20	2,530,000	2,809,995

		42,211,724

48

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds – 6.79%
Bexar County, Texas Health Facilities Development (Army Retirement Residence Foundation Project) Series 2010 5.875% 7/1/30-20§	845,000	$972,798
Brevard County, Florida Health Facilities Authority Revenue (Health First Inc. Project) 7.00% 4/1/39-19§	3,500,000	3,932,040
Brooklyn Arena Local Development, New York Pilot Revenue
(Barclays Center Project)
6.25% 7/15/40-20§	5,500,000	6,295,025
6.50% 7/15/30-20§	1,175,000	1,353,153
Butler County, Pennsylvania Hospital Authority Revenue (Butler Health System Project) 7.125% 7/1/29-19§	900,000	1,021,626
California Municipal Finance Authority Revenue (Azusa Pacific University Project) Series B 7.75% 4/1/31-21§	1,000,000	1,218,790
California Statewide Communities Development Authority Revenue
(Aspire Public Schools) 6.00% 7/1/40-19§	995,000	1,084,779
(Inland Regional Center Project) 5.375% 12/1/37-17§	6,220,000	6,439,752
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41-21§	1,890,000	2,216,346
Subordinate Lien 6.75% 1/1/41-21§	1,000,000	1,200,230
Cumberland County, Pennsylvania Municipal Authority Revenue (Diakon Lutheran Ministries Project) 6.375% 1/1/39-19§	900,000	988,038
Guam Government Obligation Revenue (Section 30) Series A 5.625% 12/1/29-19§	310,000	346,995
Hawaii State Department of Budget & Finance Special Purpose Senior Living Revenue (15 Craigside Project) Series A 9.00% 11/15/44-19§	1,000,000	1,208,160
Illinois Finance Authority Revenue
(Provena Health) Series A 7.75% 8/15/34-19§	1,000,000	1,160,968
(Silver Cross & Medical Centers) 7.00% 8/15/44-19§	3,570,000	4,078,047
Koyukuk, Alaska Revenue (Tanana Chiefs Conference Health Care Facility Project) 7.75% 10/1/41-19§	1,750,000	2,039,887
Lancaster Redevelopment Agency, California (Redevelopment Project) 6.875% 8/1/39-19§	285,000	324,888
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project) 6.50% 5/15/37-21§	1,705,000	2,059,998
Lucas County, Ohio Improvement (Lutheran Homes) Series A 7.00% 11/1/45-20§	3,865,000	4,651,916

49

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
Maryland State Economic Development Corporation Student Housing Revenue (University of Maryland College Park Projects) 5.75% 6/1/33-18§	1,130,000	$1,198,546
Massachusetts State Health & Educational Facilities Authority Revenue (Springfield College) 5.625% 10/15/40-19§	1,000,000	1,116,430
New Jersey Health Care Facilities Financing Authority Revenue
(St. Joseph’s Healthcare System) 6.625% 7/1/38-18§	860,000	925,317
(Trinitas Hospital Obligation Group) Series A 5.25% 7/1/30	1,240,000	1,254,334
New Jersey State Educational Facilities Authority Revenue (University of Medicine & Dentistry) Series B 7.50% 12/1/32-19§	1,000,000	1,142,660
New York State Dormitory Authority Revenue Non State Supported Debt (Orange Regional Medical Center) 6.25% 12/1/37-18§	5,000,000	5,460,750
North Texas Tollway Authority Revenue (Toll 2nd Tier) Series F 5.75% 1/1/38-18§	7,000,000	7,292,390
Onondaga, New York Civic Development Revenue
(St. Joseph’s Hospital Health Center Project)
4.50% 7/1/32-22§	1,000,000	1,151,230
5.00% 7/1/17	1,945,000	1,974,292
5.125% 7/1/31-19§	1,000,000	1,093,760
Pennsylvania Economic Development Financing Authority Health System Revenue (Albert Einstein Healthcare) Series A 6.25% 10/15/23-19§	980,000	1,085,585
Pennsylvania State Higher Educational Facilities Authority Revenue
(Edinboro University Foundation) 5.80% 7/1/30-20§	1,300,000	1,492,517
(Edinboro University) 6.00% 7/1/42-18§	1,000,000	1,068,270
Sacramento County, California Airport System Revenue (PFC/Grant) Series C 6.00% 7/1/41-18§	1,000,000	1,069,380
San Juan, Texas Higher Education Finance Authority Education Revenue (Idea Public Schools) Series A 6.70% 8/15/40-20§	2,000,000	2,367,040
St. Johns County, Florida Industrial Development Authority Revenue (Presbyterian Retirement) Series A 5.875% 8/1/40-20§	1,000,000	1,152,270

50

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
Travis County, Texas Health Facilities Development Corporation Revenue (Westminster Manor Project) 7.125% 11/1/40-20§	1,000,000	$1,203,400
University of Arizona Medical Center Hospital Revenue 6.00% 7/1/39-21§	1,500,000	1,788,930
Washington State Health Care Facilities Authority Revenue (Multicare Health System) Series B 6.00% 8/15/39-19 (AGC)§	1,250,000	1,396,625

		77,827,162

Resource Recovery Revenue Bonds – 0.59%
Essex County, New Jersey Improvement Authority 144A 5.25% 7/1/45 (AMT)#	2,500,000	2,488,850
Mission, Texas Economic Development Corporation Revenue (Dallas Clean Energy McCommas) 6.875% 12/1/24 (AMT)	1,000,000	1,016,320
Orange County, Florida Industrial Development Authority (Vitag Florida LLC Project) 144A 8.00% 7/1/36 (AMT)#	3,500,000	3,239,810

		6,744,980

Special Tax Revenue Bonds – 5.99%
Anne Arundel County, Maryland Special Obligation Revenue (National Business Park - North Project) 6.10% 7/1/40	1,725,000	1,783,943
Babcock Ranch, Florida Community Independent Special District
5.00% 11/1/31	615,000	616,845
5.25% 11/1/46	500,000	496,615
Baltimore, Maryland Convention Center Hotel Revenue Subordinated Series B 5.875% 9/1/39	1,000,000	1,001,840
Celebration Pointe, Florida Community Development District 5.125% 5/1/45	2,000,000	1,948,940
Cherry Hill, Virginia Community Development Authority
(Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	1,018,650
144A 5.40% 3/1/45 #	2,000,000	2,054,120
Dutchess County, New York Local Development Corporation Revenue (Anderson Center Services Inc. Project) 6.00% 10/1/30	1,800,000	1,843,722
Farms New Kent, Virginia Community Development Authority Special Assessment Series C 5.80% 3/1/36 ‡	1,000,000	249,880

51

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Fountain Urban Renewal Authority, Colorado (Improvement - South Academy Highland) Series A 5.50% 11/1/44	5,000,000	$5,161,750
Glen Cove, New York Local Economic Assistance (Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	2,000,000	1,870,400
Juban Crossing Economic Development District, Louisiana
(General Infrastructure Projects) 144A 7.00% 9/15/44 #	3,575,000	3,582,829
(Road Projects) Series A 144A 7.00% 9/15/44 #	2,205,000	2,209,829
Lancaster Redevelopment Agency, California (Redevelopment Project) 6.875% 8/1/39	215,000	239,065
Midtown Miami, Florida Community Development District (Parking Garage Project) Series A 5.00% 5/1/37	1,235,000	1,269,197
Mobile, Alabama Improvement District
(Mcgowin Park Project)
Series A 5.25% 8/1/30	1,000,000	1,016,250
Series A 5.50% 8/1/35	1,300,000	1,311,596
Mosaic District, Virginia Community Development Authority Revenue Series A 6.875% 3/1/36	1,500,000	1,656,105
Nampa Development Corporation, Idaho Revenue
144A 5.00% 9/1/31 #	2,940,000	3,149,328
5.90% 3/1/30	2,000,000	2,099,660
New Jersey Transportation Trust Fund Authority
(Transportation Program)
Series AA 5.00% 6/15/44	2,000,000	2,004,700
Series AA 5.25% 6/15/41	1,000,000	1,017,410
New York City, New York Industrial Development Agency
(Pilot - Queens Baseball Stadium) 5.00% 1/1/22 (AMBAC)	1,000,000	1,003,470
(Yankee Stadium) 7.00% 3/1/49 (AGC)	1,000,000	1,112,230
New York City, New York Transitional Finance Authority Future Tax Secured Revenue (Future Tax Secured - Subordinated Fiscal) Series A-1 5.00% 11/1/19	1,525,000	1,682,441
Norco, California Redevelopment Agency Tax Allocation (Area #1 Project) 6.00% 3/1/36	1,000,000	1,124,450
Northampton County, Pennsylvania Industrial Development Authority (Route 33 Project) 7.00% 7/1/32	2,770,000	3,182,730
Public Finance Authority Revenue, Wisconsin (Goodwill Industries of Southern Nevada Project) Series A 5.50% 12/1/35	2,500,000	2,396,775

52

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Public Finance Authority Revenue, Wisconsin (Goodwill Industries of Southern Nevada Project) Series A 5.75% 12/1/45	2,500,000	$2,386,325
Regional Transportation, Colorado District Revenue (Denver Transit Partners) 6.00% 1/15/41	1,000,000	1,106,580
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Improvement (Francis Place Redevelopment Project) 5.625% 11/1/25	1,200,000	1,196,076
Southglenn, Colorado Metropolitan District
Series 2016 5.00% 12/1/30	1,535,000	1,592,501
Series 2016 5.00% 12/1/36	810,000	819,113
Series 2016 5.00% 12/1/46	2,100,000	2,102,520
St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue
(Shoppes at North Village Project)
Series A 5.375% 11/1/24	1,000,000	1,000,470
Series A 5.50% 11/1/27	500,000	500,180
St. Louis County, Missouri Industrial Development Authority
(Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	1,000,000	964,000
Series A 144A 5.25% 9/1/45 #	3,000,000	2,874,360
St. Louis, Missouri Industrial Development Authority Tax Increment Revenue Improvement (Grand Center Redevelopment Project) 6.375% 12/1/25	1,200,000	1,229,616
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue (Sales Tax Vacation Village Project) Series A 6.00% 9/1/35	5,000,000	4,869,350

		68,745,861

State General Obligation Bonds – 1.21%
California State (Bid Group C) Series B 5.00% 8/1/27	5,000,000	5,996,900
Hawaii State Series EH 5.00% 8/1/20	5,000,000	5,634,400
New York State Series A 5.25% 2/15/24	2,000,000	2,305,100

		13,936,400

Transportation Revenue Bonds – 8.17%
Chicago, Illinois O’Hare International Airport Revenue Series B 5.00% 1/1/33	4,135,000	4,595,887

53

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Delaware Transportation Authority 5.00% 6/1/55	4,105,000	$4,469,360
Foothill-Eastern Transportation Corridor Agency, California
Series A 5.75% 1/15/46	5,000,000	5,714,250
Series A 6.00% 1/15/49	7,690,000	8,809,126
Hawaii Airports System Revenue Series A 5.00% 7/1/45 (AMT)	3,490,000	3,766,094
Houston, Texas Airport System Revenue Subordinate Lien Series A 5.00% 7/1/25 (AMT)	1,000,000	1,093,610
Kentucky Public Transportation Infrastructure Authority
(1st Tier - Downtown Crossing)
Series A 5.75% 7/1/49	3,000,000	3,288,240
Series A 6.00% 7/1/53	1,290,000	1,443,084
Long Beach, California Marina Revenue 5.00% 5/15/40	1,000,000	1,076,620
Los Angeles, California Department of Airports Series D 5.00% 5/15/41 (AMT)	5,000,000	5,565,100
Maryland State Economic Development Revenue (Transportation Facilities Project) Series A 5.75% 6/1/35	1,400,000	1,505,504
Metropolitan New York Transportation Authority (Green Bonds) Series A1 5.25% 11/15/56	5,000,000	5,666,400
Metropolitan Washington Airports Authority Series A 5.00% 10/1/34 (AMT)	3,850,000	4,340,375
New York State Thruway Authority Revenue
Series A 5.00% 5/1/19	3,265,000	3,533,220
(Junior Lien) Series A 5.25% 1/1/56	4,000,000	4,521,320
Port Authority of New York & New Jersey Special Project (JFK International Air Terminal) 6.00% 12/1/42	1,970,000	2,217,668
Riverside County, California Transportation Senior Lien Series A 5.75% 6/1/48	1,000,000	1,121,110
San Francisco, California City & County Airports Commission
Series A 5.50% 5/1/27 (AMT)	1,915,000	2,007,456
(San Francisco International) Series B 5.00% 5/1/46 (AMT)	5,000,000	5,526,150
St. Louis, Missouri Airport Revenue (Lambert-St. Louis International) Series A-1 6.625% 7/1/34	1,090,000	1,212,712
Texas Private Activity Bond Surface Transportation Corporate Senior Lien (Blueridge Transportation) 5.00% 12/31/45 (AMT)	1,270,000	1,343,634

54

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface Transportation Corporate Senior Lien
(Blueridge Transportation)
5.00% 12/31/50 (AMT)	1,910,000	$2,009,492
5.00% 12/31/55 (AMT)	1,840,000	1,932,810
(LBJ Infrastructure)
7.00% 6/30/40	7,000,000	8,002,960
7.50% 6/30/33	500,000	579,475
(NTE Mobility)
6.75% 6/30/43 (AMT)	1,905,000	2,196,103
6.875% 12/31/39	4,055,000	4,588,273
7.00% 12/31/38 (AMT)	1,335,000	1,520,605

		93,646,638

Water & Sewer Revenue Bonds – 3.44%
Charlotte County, Florida Industrial Development Authority (Town & Country Utilities Project) 144A 5.50% 10/1/36 (AMT)#	500,000	470,020
Chicago, Illinois Waterworks Revenue
(2nd Lien)
5.00% 11/1/26	180,000	205,695
5.00% 11/1/27	150,000	168,738
5.00% 11/1/28	30,000	33,257
5.00% 11/1/29	1,470,000	1,618,073
5.00% 11/1/30	1,000,000	1,095,910
Dominion, Colorado Water & Sanitation District Revenue 6.00% 12/1/46	4,000,000	4,005,040
Jefferson County, Alabama Sewer Revenue
(Senior Lien - Warrants) Series A 5.50% 10/1/53 (AGM)	2,500,000	2,834,925
(Sub Lien-Warrants)
Series D 6.50% 10/1/53	16,500,000	19,346,745
Series D 7.00% 10/1/51	5,000,000	6,050,650
New York City Water & Sewer System (Second Generation Resolution) 5.00% 6/15/46	3,150,000	3,567,533

		39,396,586

Total Municipal Bonds (cost $1,061,063,373)		1,104,661,922

55

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Short-Term Investments – 3.67%

Variable Rate Demand Notes – 3.67%¤
California Infrastructure & Economic Development Bank Revenue (Los Angeles County Museum of Natural History Foundation) Series A 0.36% 9/1/37 (LOC - Wells Fargo Bank N.A.)	1,500,000	$1,500,000
California Municipal Finance Authority (Chevron USA Recovery Zone) Series A 0.46% 11/1/35	3,700,000	3,700,000
Colorado Educational & Cultural Facilities Authority (National Jewish Federation) Series D-3 0.50% 12/1/37 (LOC - JPMorgan Chase Bank N. A.)	1,960,000	1,960,000
Minneapolis St. Paul, Minnesota Housing & Redevelopment Authority Health Care Revenue
(Allina Health System) Series B-1 0.56% 11/15/35 (LOC - JPMorgan Chase Bank NA)	5,100,000	5,100,000
(Allina Health System) Series B-2 0.50% 11/15/35 (LOC- JPMorgan Chase Bank N.A.)	3,600,000	3,600,000
(Children’s Hospital and Clinics of Minnesota) 0.52% 8/15/37 (AGM) (SPA - U.S. Bank N.A.)	800,000	800,000
(Children’s Hospital Clinics) Series A-II 0.52% 8/15/37 (AGM) (SPA - U.S. Bank N.A.)	3,400,000	3,400,000
(Health Care Facilities - Children’s Health Care) Series B 0.52% 8/15/25 (AGM) (SPA - U.S. Bank N.A.)	2,450,000	2,450,000
Mississippi Business Finance Commission
(Chevron USA Inc. Project) Series A 0.53% 12/1/30	800,000	800,000
(Chevron USA Inc. Project) Series D 0.53% 11/1/35	1,000,000	1,000,000
(Chevron USA Inc. Project) Series G 0.53% 11/1/35	2,300,000	2,300,000
Montgomery County, Pennsylvania Industrial Development Authority (ACTS Retirement Life Community) 0.70% 11/15/29 (AGC) (SPA - TD Bank N.A.)	3,200,000	3,200,000
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue (Children’s Hospital) Series B 0.50% 7/1/41 (SPA - Wells Fargo Bank N.A.)	700,000	700,000
Phoenix, Arizona Industrial Development Authority (Mayo Clinic) Series B 0.51% 11/15/52 (SPA - TD Bank N.A)	200,000	200,000
Virginia College Building Authority (21st Century College) Series C 0.52% 2/1/26 (SPA - Wells Fargo Bank N.A.)	11,400,000	11,400,000

Total Short-Term Investments (cost $42,110,000)		42,110,000

Total Value of Securities – 100.01% (cost $1,103,173,373)		$1,146,771,922

56

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2017, the aggregate value of Rule 144A securities was $157,177,165, which represents 13.71% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2017.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

‡	Non-income-producing security. Security is currently in default.

●	Variable rate security. Each rate shown is as of Feb. 28, 2017. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by the AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

LOC – Letter of Credit

MTA – Metropolitan Transportation Authority

N.A. – National Association

SGI – Insured by Syncora Guarantee Inc.

SPA – Stand-by Purchase Agreement

TD – Toronto Dominion

See accompanying notes, which are an integral part of the financial statements.

57

Statements of assets and liabilities

February 28, 2017 (Unaudited)

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Assets:
Investments, at value[1]	$498,835,008	$569,492,005	$1,104,661,922
Short-term investments, at value[2]	200,000	1,400,000	42,110,000
Interest receivable	5,994,285	6,895,864	14,488,353
Receivable for securities sold	3,611,365	10,321	—
Receivable for fund shares sold	158,971	933,229	3,490,744

Total assets	508,799,629	578,731,419	1,164,751,019

Liabilities:
Cash overdraft	15,816	18,026	284,981
Payable for fund shares redeemed	2,558,466	464,326	1,509,855
Payable for securities purchased	1,900,703	2,374,480	14,572,864
Income distribution payable	316,866	243,972	782,113
Investment management fees payable to affiliates	156,635	169,870	358,496
Other accrued expenses	149,566	224,605	457,082
Distribution fees payable to affiliates	103,555	53,365	114,188
Audit and tax fees payable	21,792	21,792	21,792
Dividend disbursing and transfer agent fees and expense payable to affiliates	7,710	8,757	17,197
Trustees’ fees and expenses payable	4,165	4,743	9,087
Accounting and administration expenses payable to affiliates	1,795	2,039	4,004
Legal fees payable to affiliates	1,159	1,309	2,526
Reports and statements to shareholders expenses payable to affiliates	124	142	299

Total liabilities	5,238,352	3,587,426	18,134,484

Total Net Assets	$503,561,277	$575,143,993	$1,146,616,535

Net Assets Consist of:
Paid-in capital	$473,724,296	$555,596,495	$1,122,862,109
Undistributed net investment income	92,004	39,528	113,404
Accumulated net realized loss on investments	(3,795,755)	(3,801,765)	(19,957,527)
Net unrealized appreciation of investments	33,540,732	23,309,735	43,598,549

Total Net Assets	$503,561,277	$575,143,993	$1,146,616,535

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Net Asset Value
Class A:
Net assets	$426,179,869	$163,996,209	$185,214,526
Shares of beneficial interest outstanding, unlimited authorization, no par	37,010,939	13,866,261	17,195,767
Net asset value per share	$11.51	$11.83	$10.77
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$12.05	$12.16	$11.28

Class C:
Net assets	$29,290,773	$44,974,944	$100,535,845
Shares of beneficial interest outstanding, unlimited authorization, no par	2,543,249	3,804,723	9,296,157
Net asset value per share	$11.52	$11.82	$10.81

Institutional Class:
Net assets	$48,090,635	$366,172,840	$860,866,164
Shares of beneficial interest outstanding, unlimited authorization, no par	4,145,369	30,664,223	79,192,249
Net asset value per share	$11.60	$11.94	$10.87

[1]Investments, at cost	$465,294,276	$546,182,270	$1,061,063,373
[2]Short-term investments, at cost	200,000	1,400,000	42,110,000

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Six months ended February 28, 2017 (Unaudited)

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Investment Income:
Interest	$11,612,023	$11,699,991	$ 27,691,167

Expenses:
Management fees	1,440,850	1,607,504	2,990,769
Distribution expenses – Class A	555,486	216,082	277,179
Distribution expenses – Class C	150,774	231,527	523,200
Dividend disbursing and transfer agent fees and expenses	210,577	347,446	583,267
Accounting and administration expenses	82,241	101,635	181,732
Registration fees	32,954	35,945	60,336
Legal fees	22,695	29,425	57,176
Reports and statements to shareholders expenses	22,171	37,608	48,511
Audit and tax fees	21,792	21,792	21,792
Trustees’ fees and expenses	13,959	17,091	30,736
Custodian fees	11,176	14,357	25,586
Other	18,323	23,012	39,395

	2,582,998	2,683,424	4,839,679
Less expenses waived	(400,093)	(278,871)	(542,852)
Less waived distribution expenses – Class A	—	(86,433)	—
Less expense paid indirectly	(193)	(104)	(191)

Total operating expenses	2,182,712	2,318,016	4,296,636

Net Investment Income	9,429,311	9,381,975	23,394,531

Net Realized and Unrealized Loss:
Net realized loss on investments	(2,832,466)	(2,541,349)	(4,439,286)
Net change in unrealized appreciation (depreciation) of investments	(24,372,213)	(29,874,162)	(69,053,227)

Net Realized and Unrealized Loss	(27,204,679)	(32,415,511)	(73,492,513)

Net Decrease in Net Assets Resulting from Operations	$(17,775,368)	$(23,033,536)	$(50,097,982)

See accompanying notes, which are an integral part of the financial statements.

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Statements of changes in net assets

Delaware Tax-Free USA Fund

	Six months ended 2/28/17 (Unaudited)	Year ended 8/31/16

Increase (Decrease) in Net Assets from Operations:
Net investment income	$9,429,311	$19,802,855
Net realized gain (loss)	(2,832,466)	7,412,248
Net change in unrealized appreciation (depreciation)	(24,372,213)	11,011,063

Net increase (decrease) in net assets resulting from operations	(17,775,368)	38,226,166

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(8,122,915)	(17,504,374)
Class C	(427,549)	(858,163)
Institutional Class	(853,739)	(1,431,583)

Net realized gain:
Class A	(4,669,336)	—
Class C	(314,280)	—
Institutional Class	(455,369)	—

	(14,843,188)	(19,794,120)

Capital Share Transactions:
Proceeds from shares sold:
Class A	15,796,937	18,556,280
Class C	2,856,816	4,181,538
Institutional Class	15,995,173	20,247,575

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	11,248,688	15,102,308
Class C	644,292	721,186
Institutional Class	1,029,150	1,086,711

	47,571,056	59,895,598

	Six months ended 2/28/17 (Unaudited)	Year ended 8/31/16

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(66,208,809)	$(60,655,312)
Class C	(3,900,772)	(5,219,246)
Institutional Class	(11,930,221)	(10,182,828)

	(82,039,802)	(76,057,386)

Decrease in net assets derived from capital share transactions	(34,468,746)	(16,161,788)

Net Increase (Decrease) in Net Assets	(67,087,302)	2,270,258

Net Assets:
Beginning of period	570,648,579	568,378,321

End of period	$503,561,277	$570,648,579

Undistributed net investment income	$92,004	$66,896

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free USA Intermediate Fund

	Six months
	ended
	2/28/17	Year ended
	(Unaudited)	8/31/16

Increase (Decrease) in Net Assets from Operations:
Net investment income	$9,381,975	$20,652,060
Net realized gain (loss)	(2,541,349)	6,205,347
Net change in unrealized appreciation (depreciation)	(29,874,162)	13,384,099

Net increase (decrease) in net assets resulting from operations	(23,033,536)	40,241,506

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,444,693)	(5,362,533)
Class C	(458,690)	(980,428)
Institutional Class	(6,414,886)	(14,367,442)

Net realized gain:
Class A	(58,508)	—
Class C	(15,746)	—
Institutional Class	(152,523)	—

	(9,545,046)	(20,710,403)

Capital Share Transactions:
Proceeds from shares sold:
Class A	23,400,455	42,587,074
Class C	2,542,761	5,664,853
Institutional Class	95,719,678	146,784,446

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,352,461	5,001,787
Class C	435,501	893,576
Institutional Class	4,247,163	9,003,563

	128,698,019	209,935,299

	Six months ended 2/28/17 (Unaudited)	Year ended 8/31/16

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(41,395,919)	$(49,232,611)
Class C	(5,320,662)	(6,715,315)
Institutional Class	(190,980,091)	(163,901,252)

	(237,696,672)	(219,849,178)

Decrease in net assets derived from capital share transactions	(108,998,653)	(9,913,879)

Net Increase (Decrease) in Net Assets	(141,577,235)	9,617,224

Net Assets:
Beginning of period	716,721,228	707,104,004

End of period	$575,143,993	$716,721,228

Undistributed (distributions in excess of) net investment income	$39,528	$(24,178)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware National High-Yield Municipal Bond Fund

	Six months
	ended
	2/28/17	Year ended
	(Unaudited)	8/31/16

Increase (Decrease) in Net Assets from Operations:
Net investment income	$23,394,531	$42,639,732
Net realized loss	(4,439,286)	(132,180)
Net change in unrealized appreciation (depreciation)	(69,053,227)	67,701,215

Net increase (decrease) in net assets resulting from operations	(50,097,982)	110,208,767

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4,296,074)	(8,838,898)
Class C	(1,639,244)	(3,074,474)
Institutional Class	(17,341,707)	(30,594,298)

	(23,277,025)	(42,507,670)

Capital Share Transactions:
Proceeds from shares sold:
Class A	21,856,756	71,930,474
Class C	9,154,917	30,273,869
Institutional Class	236,364,287	324,718,812

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,637,322	7,021,837
Class C	1,444,973	2,654,379
Institutional Class	14,962,900	26,610,128

	287,421,155	463,209,499

	Six months
	ended
	2/28/17	Year ended
	(Unaudited)	8/31/16

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(76,599,052)	$(69,509,287)
Class C	(17,453,111)	(16,512,385)
Institutional Class	(243,528,599)	(142,479,009)

	(337,580,762)	(228,500,681)

Increase (decrease) in net assets derived from capital share transactions	(50,159,607)	234,708,818

Net Increase (Decrease) in Net Assets	(123,534,614)	302,409,915

Net Assets:
Beginning of period	1,270,151,149	967,741,234

End of period	$1,146,616,535	$1,270,151,149

Undistributed (distributions in excess of) net investment income	$113,404	$(4,102)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Tax-Free USA Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/17[1]			Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$ 12.220	$11.830	$11.900	$11.140	$12.260	$11.300

0.209	0.424	0.434	0.445	0.456	0.484
(0.591)	0.390	(0.070)	0.760	(1.039)	0.959

(0.382)	0.814	0.364	1.205	(0.583)	1.443

(0.208)	(0.424)	(0.434)	(0.445)	(0.457)	(0.483)
(0.120)	—	—	—	(0.080)	—

(0.328)	(0.424)	(0.434)	(0.445)	(0.537)	(0.483)

$ 11.510	$12.220	$11.830	$11.900	$11.140	$12.260

(3.10% )	7.00%	3.09%	11.02%	(5.02% )	13.01%

$426,180	$493,408	$504,204	$500,590	$519,986	$604,415
0.81%	0.81%	0.81%	0.80%	0.80%	0.80%
0.96%	0.95%	0.96%	0.97%	0.99%	0.93%
3.60%	3.52%	3.63%	3.88%	3.76%	4.11%
3.45%	3.38%	3.48%	3.71%	3.57%	3.98%
18%	33%	16%	34%	40%	52%

Financial highlights

Delaware Tax-Free USA Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$12.220	$11.830	$11.910	$11.140	$12.270	$11.300

0.166	0.333	0.344	0.359	0.364	0.395
(0.581)	0.390	(0.080)	0.770	(1.048)	0.969

(0.415)	0.723	0.264	1.129	(0.684)	1.364

(0.165)	(0.333)	(0.344)	(0.359)	(0.366)	(0.394)
(0.120)	—	—	—	(0.080)	—

(0.285)	(0.333)	(0.344)	(0.359)	(0.446)	(0.394)

$11.520	$12.220	$11.830	$11.910	$11.140	$12.270

(3.38% )	6.19%	2.23%	10.28%	(5.82% )	12.26%

$29,291	$31,545	$30,851	$29,524	$33,509	$36,840
1.56%	1.56%	1.57%	1.56%	1.56%	1.56%
1.71%	1.70%	1.72%	1.72%	1.70%	1.69%
2.85%	2.77%	2.88%	3.12%	3.00%	3.35%
2.70%	2.63%	2.73%	2.96%	2.86%	3.22%
18%	33%	16%	34%	40%	52%

Financial highlights

Delaware Tax-Free USA Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$12.310	$11.910	$11.990	$11.220	$12.360	$11.380

0.225	0.456	0.466	0.477	0.490	0.517
(0.591)	0.400	(0.080)	0.770	(1.060)	0.979

(0.366)	0.856	0.386	1.247	(0.570)	1.496

(0.224)	(0.456)	(0.466)	(0.477)	(0.490)	(0.516)
(0.120)	—	—	—	(0.080)	—

(0.344)	(0.456)	(0.466)	(0.477)	(0.570)	(0.516)

$11.600	$12.310	$11.910	$11.990	$11.220	$12.360

(2.95% )	7.32%	3.26%	11.33%	(4.89% )	13.41%

$48,090	$45,696	$33,323	$24,588	$17,008	$18,187
0.56%	0.56%	0.57%	0.56%	0.56%	0.56%
0.71%	0.70%	0.72%	0.72%	0.70%	0.69%
3.85%	3.77%	3.88%	4.12%	4.00%	4.35%
3.70%	3.63%	3.73%	3.96%	3.86%	4.22%
18%	33%	16%	34%	40%	52%

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$ 12.380	$12.040	$12.210	$11.690	$12.410	$11.850

0.170	0.348	0.346	0.342	0.344	0.362
(0.547)	0.341	(0.170)	0.520	(0.720)	0.560

(0.377)	0.689	0.176	0.862	(0.376)	0.922

(0.169)	(0.349)	(0.346)	(0.342)	(0.344)	(0.362)
(0.004)	—	—	—	—	—

(0.173)	(0.349)	(0.346)	(0.342)	(0.344)	(0.362)

$ 11.830	$12.380	$12.040	$12.210	$11.690	$12.410

(3.05% )	5.79%	1.46%	7.47%	(3.13%)	7.89%

$163,996	$188,034	$184,514	$249,848	$391,923	$464,540
0.75%	0.75%	0.76%	0.75%	0.75%	0.75%
0.94%	0.92%	0.93%	0.93%	0.97%	0.97%
2.84%	2.84%	2.85%	2.86%	2.79%	2.98%
2.65%	2.67%	2.68%	2.68%	2.57%	2.76%
15%	35%	19%	34%	23%	39%

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$12.370	$12.030	$12.200	$11.690	$12.400	$11.850

0.119	0.244	0.243	0.240	0.239	0.258
(0.547)	0.341	(0.170)	0.510	(0.710)	0.550

(0.428)	0.585	0.073	0.750	(0.471)	0.808

(0.118)	(0.245)	(0.243)	(0.240)	(0.239)	(0.258)
(0.004)	—	—	—	—	—

(0.122)	(0.245)	(0.243)	(0.240)	(0.239)	(0.258)

$11.820	$12.370	$12.030	$12.200	$11.690	$12.400

(3.46% )	4.90%	0.60%	6.48%	(3.87%)	6.89%

$44,975	$49,515	$48,328	$54,231	$64,904	$75,887
1.60%	1.60%	1.61%	1.60%	1.60%	1.60%
1.69%	1.67%	1.68%	1.68%	1.67%	1.67%
1.99%	1.99%	2.00%	2.01%	1.94%	2.13%
1.90%	1.92%	1.93%	1.93%	1.87%	2.06%
15%	35%	19%	34%	23%	39%

Financial highlights

Delaware Tax-Free USA Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$ 12.500	$12.160	$12.330	$11.810	$12.530	$11.970

0.180	0.369	0.368	0.363	0.366	0.384
(0.557)	0.341	(0.170)	0.520	(0.720)	0.560

(0.377)	0.710	0.198	0.883	(0.354)	0.944

(0.179)	(0.370)	(0.368)	(0.363)	(0.366)	(0.384)
(0.004)	—	—	—	—	—

(0.183)	(0.370)	(0.368)	(0.363)	(0.366)	(0.384)

$ 11.940	$12.500	$12.160	$12.330	$11.810	$12.530

(3.01% )	5.92%	1.62%	7.58%	(2.92%)	8.00%

$366,173	$479,172	$474,262	$434,455	$359,213	$333,033
0.60%	0.60%	0.61%	0.60%	0.60%	0.60%
0.69%	0.67%	0.68%	0.68%	0.67%	0.67%
2.99%	2.99%	3.00%	3.01%	2.94%	3.13%
2.90%	2.92%	2.93%	2.93%	2.87%	3.06%
15%	35%	19%	34%	23%	39%

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflect a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$ 11.420	$10.750	$10.650	$9.640	$10.750	$9.620

0.211	0.413	0.413	0.447	0.449	0.496
(0.651)	0.669	0.097	1.008	(1.110)	1.127

(0.440)	1.082	0.510	1.455	(0.661)	1.623

(0.210)	(0.412)	(0.410)	(0.445)	(0.449)	(0.493)

(0.210)	(0.412)	(0.410)	(0.445)	(0.449)	(0.493)

$ 10.770	$11.420	$10.750	$10.650	$9.640	$10.750

(3.84% )	10.25%	4.83%	15.42%	(6.47%)	17.28%

$185,215	$250,810	$227,090	$204,936	$200,988	$228,829
0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
0.94%	0.94%	0.97%	0.99%	0.99%	0.99%
3.91%	3.73%	3.80%	4.38%	4.18%	4.83%
3.82%	3.64%	3.68%	4.24%	4.04%	4.69%
14%	13%	10%	31%	46%	34%

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$ 11.470	$10.800	$10.700	$9.680	$10.800	$9.660

0.171	0.332	0.333	0.373	0.370	0.422
(0.661)	0.669	0.097	1.018	(1.120)	1.137

(0.490)	1.001	0.430	1.391	(0.750)	1.559

(0.170)	(0.331)	(0.330)	(0.371)	(0.370)	(0.419)

(0.170)	(0.331)	(0.330)	(0.371)	(0.370)	(0.419)

$ 10.810	$11.470	$10.800	$10.700	$9.680	$10.800

(4.27% )	9.41%	4.04%	14.63%	(7.21%)	16.47%

$100,536	$113,905	$91,196	$71,424	$69,889	$69,634
1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
1.69%	1.69%	1.72%	1.74%	1.74%	1.74%
3.16%	2.98%	3.05%	3.63%	3.43%	4.08%
3.07%	2.89%	2.93%	3.49%	3.29%	3.94%
14%	13%	10%	31%	46%	34%

Financial highlights

Delaware National High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$ 11.530	$10.850	$10.750	$9.730	$10.850	$9.710

0.227	0.445	0.443	0.476	0.480	0.527
(0.661)	0.679	0.097	1.018	(1.120)	1.137

(0.434)	1.124	0.540	1.494	(0.640)	1.664

(0.226)	(0.444)	(0.440)	(0.474)	(0.480)	(0.524)

(0.226)	(0.444)	(0.440)	(0.474)	(0.480)	(0.524)

$ 10.870	$11.530	$10.850	$10.750	$9.730	$10.850

(3.76% )	10.57%	5.08%	15.71%	(6.23%)	17.57%

$860,866	$905,436	$649,455	$384,525	$165,162	$125,661
0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
0.69%	0.69%	0.72%	0.74%	0.74%	0.74%
4.16%	3.98%	4.05%	4.63%	4.43%	5.08%
4.07%	3.89%	3.93%	4.49%	4.29%	4.94%
14%	13%	10%	31%	46%	34%

Notes to financial statements

Delaware Investments® National Tax-Free Funds	February 28, 2017 (Unaudited)

Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, and Delaware Tax-Free New York Fund.

Delaware Group Tax-Free Fund and Voyageur Mutual Funds are individually referred to as a Trust and collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund (each referred to as a Fund, or collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free USA Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year and 0.50% during the second year for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 0.75% for Delaware Tax-Free USA Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income taxes as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2013–Aug. 31, 2016), and has concluded that no provision for federal income tax is required in each Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – Each Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended Feb. 28, 2017.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1.00, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less

Notes to financial statements

Delaware Investments® National Tax-Free Funds

1. Significant Accounting Policies (continued)

expense paid indirectly.” For the six months ended Feb. 28, 2017, each Fund earned the following amounts under this agreement:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$193	$104	$191

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) do not exceed 0.56%, 0.60%, and 0.60% of average daily net assets of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund, respectively, from Sept. 1, 2016 through Feb. 28, 2017.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Boards and DMC. These expense waivers and reimbursements apply only to expenses paid directly by each Fund and may only be terminated by agreement of DMC and each Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.”

For the six months ended Feb. 28, 2017, each Fund was charged for these services as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$12,338	$15,245	$27,264

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments® Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Feb. 28, 2017, each Fund was charged for these services as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$52,980	$65,464	$117,070

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, Delaware National High-Yield Municipal Bond Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares. The Board for Delaware Tax-Free USA Fund has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (1) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (2) 0.25% of average daily net assets representing shares that were acquired on or after June 1, 1992. All of the Fund’s Class A shareholders bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. The Class A shares of Delaware Tax-Free USA Intermediate Fund were subject to a 12b-1 fee of 0.25% of average daily net assets, which was contractually waived to 0.15% of average daily net assets from Sept. 1, 2016 through Feb. 28, 2017.* Each Fund pays 1.00% of the average daily net assets of the Class C shares. Institutional Class shares pay no 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Feb. 28, 2017, each Fund was

Notes to financial statements

Delaware Investments® National Tax-Free Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$5,809	$7,159	$12,840

For the six months ended Feb. 28, 2017, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$12,172	$5,253	$20,657

For the six months ended Feb. 28, 2017, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares. These commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Class A	$6,574	$ —	$19,122
Class C	1,014	777	12,140

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended Feb. 28, 2017, were executed by each Fund pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review such transactions for compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the six months ended Feb. 28, 2017, the Funds engaged in the following securities purchases and securities sales, which did not result in a realized gain or loss:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Purchases	$25,393,891	$24,605,139	$84,979,688
Sales	30,097,852	21,104,652	56,059,135

* The aggregate contractual waiver period covering this report is from Dec. 29, 2015 through Dec. 29, 2017.

3. Investments

For the six months ended Feb. 28, 2017, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Purchases	$ 92,538,865	$ 93,681,057	$158,470,007
Sales	123,991,736	190,762,403	218,929,388

At Feb. 28, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2017, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Cost of Investments	$465,494,276	$547,582,270	$1,102,412,248
Aggregate unrealized appreciation of investments	$ 37,837,723	$ 26,533,864	$ 60,674,913
Aggregate unrealized depreciation of investments	(4,296,991)	(3,224,129)	(16,315,239)
Net unrealized appreciation of investments	$ 33,540,732	$ 23,309,735	$ 44,359,674

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At Aug. 31, 2016, there were no capital loss carryforwards for Delaware Tax-Free USA Fund. Capital loss carryforwards available to offset future realized capital gains, through the indicated expiration dates for Delaware Tax-Free USA Intermediate and Delaware National High-Yield Municipal Bond Fund were as follows:

	Pre-enactment capital loss Expiration date	No expiration Post-enactment capital loss character
	2017	Short-term	Long-term	Total
Delaware Tax-Free USA Intermediate Fund	$698,745	$—	$—	$698,745
Delaware National High-Yield Municipal Bond Fund	374,735	9,500,544	6,287,546	16,162,825

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon

Notes to financial statements

Delaware Investments® National Tax-Free Funds

3. Investments (continued)

the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Feb. 28, 2017:

Delaware Tax-Free USA Fund
Securities	Level 2
Municipal Bonds	$498,835,008
Short-Term Investment	200,000
Total Value of Securities	$499,035,008
Delaware Tax-Free USA
Intermediate Fund
Securities	Level 2
Municipal Bonds	$569,492,005
Short-Term Investments	1,400,000
Total Value of Securities	$570,892,005
Delaware National High-Yield
Municipal Bond Fund
Securities	Level 2
Municipal Bonds	$1,104,661,922
Short-Term Investments	42,110,000
Total Value of Securities	$1,146,771,922

During the six months ended Feb. 28, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended Feb. 28, 2017, there were no Level 3 investments.

Notes to financial statements

Delaware Investments® National Tax-Free Funds

4. Capital Shares

Transactions in capital shares were as follows:

					Delaware National
	Delaware Tax-Free		Delaware Tax-Free		High-Yield
	USA Fund		USA Intermediate Fund		Municipal Bond Fund
	Six months	Year	Six months	Year	Six months	Year
	ended	ended	ended	ended	ended	ended
	2/28/17	8/31/16	2/28/17	8/31/16	2/28/17	8/31/16
Shares sold:
Class A	1,367,014	1,543,347	1,974,473	3,487,962	2,003,083	6,479,874
Class C	242,777	347,808	214,142	464,194	844,320	2,735,540
Institutional Class	1,371,928	1,666,378	7,992,186	11,875,678	21,774,700	29,096,103

Shares issued upon reinvestment of dividends and distributions:
Class A	973,215	1,256,558	197,591	409,255	335,037	634,748
Class C	55,815	59,975	36,611	73,157	132,673	238,848
Institutional Class	88,395	89,643	353,341	729,446	1,366,109	2,380,529

	4,099,144	4,963,709	10,768,344	17,039,692	26,455,922	41,565,642

Shares redeemed:
Class A	(5,707,240)	(5,054,234)	(3,499,087)	(4,027,785)	(7,104,542)	(6,268,883)
Class C	(336,320)	(434,847)	(448,858)	(550,150)	(1,614,358)	(1,486,395)
Institutional Class	(1,026,934)	(840,919)	(16,025,841)	(13,268,401)	(22,506,826)	(12,755,521)

	(7,070,494)	(6,330,000)	(19,973,786)	(17,846,336)	(31,225,726)	(20,510,799)

Net increase (decrease)	(2,971,350)	(1,366,291)	(9,205,442)	(806,644)	(4,769,804)	21,054,843

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. For the six months ended Feb. 28, 2017 and year ended Aug. 31, 2016, each Fund had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the tables on previous page and the “Statements of changes in net assets.”

	Six months ended 2/28/17
	Exchange Redemptions		Exchange Subscriptions Institutional Class Shares

	Class A Shares	Class C Shares		Value
Delaware Tax-Free USA Fund	412,777	6,306	416,942	$ 4,827,013
Delaware Tax-Free USA Intermediate Fund	169,561	—	168,293	2,004,404
Delaware National High-Yield Municipal Bond Fund	2,104,440	3,052	2,092,825	22,566,855

	Year ended 8/31/16
	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Institutional Class Shares	Class A Shares	Class C Shares	Institutional Class Shares	Value
Delaware Tax-Free USA Fund	45,617	—	—	—	45,355	$555,813
Delaware Tax-Free USA Intermediate Fund	28,037	172	174	—	27,807	348,312
Delaware National High-Yield Municipal Bond Fund	459,565	9,199	8,818	468	455,914	5,308,745

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.10%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 7, 2016.

On Nov. 7, 2016, each Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement, with the exception of the

Notes to financial statements

Delaware Investments® National Tax-Free Funds

5. Line of Credit (continued)

annual commitment fee. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 6, 2017.

The Funds had no amounts outstanding as of Feb. 28, 2017, or at any time during the period then ended.

6. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by municipalities, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in U.S. territories and possessions such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the U.S. states or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Feb. 28, 2017, the percentage of each Fund’s net assets insured by bond issuers are listed below and these securities have been identified on the “Schedules of investments.”

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Assured Guaranty Corporation	0.22%	0.37%	0.50%
Assured Guaranty Municipal Corporation	—	1.83%	1.29%
AMBAC Assurance Corporation	0.55%	—	0.09%
National Public Finance Guarantee Corporation	0.53%	—	—
Syncora Guarantee	—	—	0.16%
Total	1.30%	2.20%	2.04%

As of Feb. 28, 2017, Delaware Tax-Free USA Fund invested in municipal bonds issued by the states of California, New York, and Texas which constituted approximately 13.34%, 16.97%, and 11.01%, respectively, of the Fund’s net assets. As of Feb. 28, 2017, Delaware Tax-Free USA Intermediate Fund invested in municipal bonds issued by the states of California, New York, and Texas, which constituted approximately 15.85%, 17.31%, and 12.22%, respectively, of the Fund’s net assets. As of Feb. 28, 2017, Delaware National High-Yield Municipal Bond Fund invested in municipal bonds issued by the state of

California which constituted approximately 15.15%, of the Fund’s net assets. These investments could make each Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher-yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Funds may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the

Notes to financial statements

Delaware Investments® National Tax-Free Funds

6. Geographic, Credit, and Market Risks (Continued)

Boards have delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A held by each Fund have been identified on the “Schedules of investments.”

7. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

8. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

9. Subsequent Events

Effective April 3, 2017, Delaware Investments® Family of Funds became Delaware Fundssm by Macquarie and Delaware Investments changed its name to Macquarie Investment Management (MIM). MIM is the marketing name for the companies comprising the asset management division of Macquarie Group Limited.

Management has determined that no other material events or transactions occurred subsequent to Feb. 28, 2017 that would require recognition or disclosure in the Funds’ financial statements.

About the organization

Board of trustees
Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.
President and	Former Chief Executive	President	Sevilla-Sacasa
Chief Executive Officer	Officer	Drexel University	Former Chief Executive
Delaware Investments ®	Private Wealth Management	Philadelphia, PA	Officer
Family of Funds	J.P. Morgan Chase & Co.		Banco Itaú
Philadelphia, PA	New York, NY	Lucinda S. Landreth	International
		Former Chief Investment	Miami, FL
Thomas L. Bennett	Joseph W. Chow	Officer
Chairman of the Board	Former Executive Vice	Assurant, Inc.	Thomas K. Whitford
Delaware Investments	President	New York, NY	Former Vice Chairman
Family of Funds	State Street Corporation		PNC Financial Services Group
Private Investor	Boston, MA		Pittsburgh, PA
Rosemont, PA
Janet L. Yeomans
Former Vice President and
Treasurer
3M Company
St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Investments	Delaware Investments
Delaware Investments	Family of Funds	Family of Funds
Family of Funds	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Form N-Q are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC- 0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

PwC has informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits accounting firms, such as PwC, from being considered independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm. PwC has informed the Trust that PwC has relationships with lenders who hold or own more than ten percent of the shares of certain funds within the Delaware FundsSM by Macquarie. These relationships call into question PwC’s independence under the Loan Rule with respect to those funds, as well as all other funds in the complex. The SEC has granted no-action relief to another fund complex in circumstances that appear to be substantially similar to the Trust’s (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016)). In addition, PwC has advised the Trust’s Audit Committee that PwC believes that under the facts and circumstances surrounding PwC’s lending relationships, its ability to exercise objective and impartial judgment in connection with its audit engagement with the Trust has not been impaired and that a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion. If in the future, however, the independence of PwC is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Trust will need to take other action in order for the Trust’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Finally, the SEC has indicated that its no-action relief will expire 18 months from its issuance, after which PwC and the Delaware FundsSM by Macquarie will no longer be able rely on the letter unless its term is extended or made permanent by the SEC Staff.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® TAX-FREE FUND

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	May 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	May 3, 2017

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 3, 2017